UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1:	Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund
Schedule of Investments
February 29, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.9%)

ABAG Finance Auth. for Non-Profit Corp. California (Acacia Creek) VRDO	3.500%	3/3/2008	33,625	33,625
ABAG Finance Auth. for Non-Profit Corp. California (Charleston Project) VRDO	3.700%	3/3/2008 LOC	21,295	21,295
ABAG Finance Auth. for Non-Profit Corp. California (Computer History Museum) VRDO	3.110%	3/7/2008 LOC	7,000	7,000
ABAG Finance Auth. for Non-Profit Corp. California (La Jolla Day School) VRDO	3.100%	3/7/2008 LOC	11,800	11,800
ABAG Finance Auth. for Non-Profit Corp. California (Oshman Family Jewish Community) VRDO	3.700%	3/3/2008 LOC	10,500	10,500
ABAG Finance Auth. for Non-Profit Corp. California (San Francisco Friends) VRDO	2.850%	3/7/2008 LOC	24,000	24,000
ABAG Finance Auth. for Non-Profit Corp. California (Valley Christian Schools) VRDO	3.200%	3/7/2008 LOC	10,200	10,200
ABAG Finance Auth. for Non-Profit Corp. California (Zoological Society San Diego Zoo) VRDO	2.850%	3/7/2008 LOC	34,825	34,825
1 ABAG Finance Auth. for Non-Profit Corp. California Multifamily Rev. TOB VRDO	3.330%	3/7/2008	23,735	23,735
1 Alameda CA Corridor Transp. Auth. Rev. TOB VRDO	3.260%	3/7/2008 (1)	10,100	10,100
1 Alvord CA USD TOB VRDO	3.880%	3/7/2008 (1)	15,450	15,450
1 Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.280%	3/7/2008 (1)	10,885	10,885
1 Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.410%	3/7/2008 (1)	6,995	6,995
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.160%	3/7/2008	6,930	6,930
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.170%	3/7/2008	7,485	7,485
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.410%	3/7/2008	15,810	15,810
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.410%	3/7/2008	3,800	3,800
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.150%	3/7/2008 (2)	28,800	28,800
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.150%	3/7/2008 (2)	45,200	45,200
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.750%	3/7/2008 (2)	15,700	15,700
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.750%	3/7/2008 (2)	16,245	16,245
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	6.000%	3/7/2008 (2)	65,735	65,735
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	6.000%	3/7/2008 (2)	8,000	8,000
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	6.000%	3/7/2008 (2)	13,300	13,300
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	6.000%	3/7/2008 (2)	10,300	10,300
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	8.000%	3/7/2008 (2)	34,800	34,800
1 Butte-Glenn CA Community College Dist. TOB VRDO	4.090%	3/7/2008 (1)	5,765	5,765
California Communities NT Program NT Participation (County of Riverside) TRAN	4.500%	6/30/2008	75,000	75,209
1 California Dept. of Veteran Affairs TOB VRDO	3.170%	3/7/2008	14,780	14,780
1 California Dept. of Veteran Affairs TOB VRDO	3.250%	3/7/2008	15,815	15,815
1 California Dept. of Veteran Affairs TOB VRDO	3.380%	3/7/2008	8,315	8,315
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.170%	3/7/2008	7,215	7,215
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.170%	3/7/2008	13,015	13,015
California Educ. Fac. Auth. Rev. (California Institute of Technology) VRDO	2.800%	3/7/2008	20,000	20,000
California Educ. Fac. Auth. Rev. (California Institute of Technology) VRDO	3.000%	3/7/2008	18,300	18,300
California Educ. Fac. Auth. Rev. (Pomona College) VRDO	3.000%	3/7/2008	13,040	13,040
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.140%	3/3/2008	13,750	13,750
1 California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.000%	3/7/2008	4,580	4,580
1 California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.000%	3/7/2008	7,565	7,565
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.000%	3/7/2008	15,468	15,468
California Educ. Fac. Auth. Rev. (Univ. of San Francisco) VRDO	2.670%	3/7/2008 LOC	5,700	5,700
1 California Educ. Fac. Auth. Rev. (Univ. of Southern California) TOB VRDO	3.160%	3/7/2008	24,750	24,750
1 California Educ. Fac. Auth. Rev. (Univ. of Southern California) TOB VRDO	3.410%	3/7/2008	4,250	4,250
1 California Educ. Fac. Auth. Rev. TOB PUT	3.000%	3/13/2008	7,735	7,735
1 California Educ. Fac. Auth. Rev. TOB VRDO	3.130%	3/7/2008	20,615	20,615
California GO	5.000%	6/1/2008	16,820	16,895
California GO (Kindergarten-Univ.) VRDO	3.000%	3/3/2008 LOC	7,500	7,500
California GO CP	3.050%	3/3/2008	20,000	20,000
California GO CP	2.590%	3/6/2008	33,300	33,300
California GO CP	1.010%	3/13/2008	30,000	30,000
California GO CP	1.200%	4/1/2008	8,500	8,500
California GO CP	2.580%	4/1/2008	15,000	15,000
California GO CP	2.200%	5/9/2008	30,000	30,000
California GO CP	2.250%	5/20/2008	25,000	25,000
1 California GO TOB VRDO	3.180%	3/7/2008 (4)	58,060	58,060
1 California GO TOB VRDO	3.220%	3/7/2008 (4)	18,465	18,465
1 California GO TOB VRDO	3.260%	3/7/2008 (1)	5,220	5,220
1 California GO TOB VRDO	4.400%	3/7/2008 (1)	5,645	5,645
California GO VRDO	2.900%	3/3/2008 LOC	20,250	20,250
California GO VRDO	3.000%	3/3/2008 LOC	3,200	3,200
California GO VRDO	3.000%	3/3/2008 LOC	1,175	1,175
California GO VRDO	3.700%	3/3/2008 LOC	3,000	3,000
California GO VRDO	2.800%	3/7/2008 LOC	22,500	22,500
California GO VRDO	3.000%	3/7/2008 LOC	37,840	37,840
California GO VRDO	3.070%	3/7/2008 LOC	39,300	39,300
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	3.200%	3/7/2008 LOC	11,800	11,800
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	3.200%	3/7/2008 LOC	7,900	7,900
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	2.820%	3/7/2008 LOC	25,000	25,000
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	2.820%	3/7/2008 LOC	4,220	4,220
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	3.070%	3/7/2008 LOC	58,300	58,300
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	3.800%	3/7/2008 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev. (Memorial Health Services) VRDO	3.200%	3/7/2008	72,775	72,775
California Health Fac. Finance Auth. Rev. (Pitzer College) VRDO	3.000%	3/7/2008 LOC	7,665	7,665
1 California Health Fac. Finance Auth. Rev. TOB VRDO	3.130%	3/7/2008	7,880	7,880
1 California Health Fac. Finance Auth. Rev. TOB VRDO	3.130%	3/7/2008	7,100	7,100
1 California Health Fac. Finance Auth. Rev. TOB VRDO	3.130%	3/7/2008	17,500	17,500
1 California Health Fac. Finance Auth. Rev. TOB VRDO	3.180%	3/7/2008	4,700	4,700
1 California Health Fac. Finance Auth. Rev. TOB VRDO	3.200%	3/7/2008	2,425	2,425
1 California Health Fac. Finance Auth. Rev. TOB VRDO	3.200%	3/7/2008	30,320	30,320
1 California Health Fac. Finance Auth. Rev. TOB VRDO	3.280%	3/7/2008	25,000	25,000
California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III) VRDO	2.770%	3/7/2008	6,800	6,800
California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III) VRDO	2.770%	3/7/2008	21,800	21,800
California Housing Finance Agency Home Mortgage Rev. VRDO	3.150%	3/3/2008	26,645	26,645
California Housing Finance Agency Home Mortgage Rev. VRDO	3.150%	3/3/2008	30,000	30,000
California Housing Finance Agency Home Mortgage Rev. VRDO	3.150%	3/3/2008	16,200	16,200
California Housing Finance Agency Home Mortgage Rev. VRDO	3.950%	3/3/2008 (4)	25,000	25,000
California Housing Finance Agency Home Mortgage Rev. VRDO	5.500%	3/3/2008 (1)	3,610	3,610
California Housing Finance Agency Home Mortgage Rev. VRDO	2.770%	3/7/2008 (4)	30,275	30,275
California Housing Finance Agency Home Mortgage Rev. VRDO	2.900%	3/7/2008 (4)	3,500	3,500
California Housing Finance Agency Home Mortgage Rev. VRDO	2.900%	3/7/2008 (4)	4,200	4,200
California Housing Finance Agency Home Mortgage Rev. VRDO	2.900%	3/7/2008	22,080	22,080
California Housing Finance Agency Home Mortgage Rev. VRDO	2.900%	3/7/2008	15,000	15,000
California Housing Finance Agency Home Mortgage Rev. VRDO	2.900%	3/7/2008	74,500	74,500
California Housing Finance Agency Home Mortgage Rev. VRDO	2.970%	3/7/2008	50,410	50,410
California Housing Finance Agency Home Mortgage Rev. VRDO	2.970%	3/7/2008	6,000	6,000
California Housing Finance Agency Home Mortgage Rev. VRDO	3.260%	3/7/2008	59,935	59,935
1 California Housing Finance Agency Home Mortgage TOB VRDO	3.200%	3/7/2008	12,860	12,860
1 California Housing Finance Agency Home Mortgage TOB VRDO	3.200%	3/7/2008	8,000	8,000
1 California Housing Finance Agency Home Mortgage TOB VRDO	3.250%	3/7/2008	7,500	7,500
1 California Housing Finance Agency Home Mortgage TOB VRDO	3.250%	3/7/2008	5,000	5,000
1 California Housing Finance Agency Home Mortgage TOB VRDO	3.330%	3/7/2008	24,405	24,405
1 California Housing Finance Agency Home Mortgage TOB VRDO	3.380%	3/7/2008	13,080	13,080
1 California Housing Finance Agency Home Mortgage TOB VRDO	3.380%	3/7/2008	5,000	5,000
California Housing Finance Agency Home Mortgage VRDO	3.150%	3/3/2008	20,000	20,000
California Housing Finance Agency Home Mortgage VRDO	3.150%	3/3/2008	15,000	15,000
California Housing Finance Agency Home Mortgage VRDO	3.500%	3/3/2008	11,760	11,760
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.280%	3/7/2008	12,020	12,020
California Housing Finance Agency Single Family Mortgage Rev. VRDO	2.780%	3/7/2008	50,855	50,855
California Housing Finance Agency Single Family Mortgage Rev. VRDO	2.970%	3/7/2008	41,365	41,365
California Housing Finance Agency Single Family Mortgage Rev. VRDO	2.970%	3/7/2008	58,400	58,400
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.260%	3/7/2008	7,320	7,320
California Housing Finance Agency Single Family Mortgage Rev. VRDO	4.000%	3/7/2008 (2)	19,750	19,750
1 California Housing Finance Agency TOB VRDO	3.250%	3/7/2008	7,910	7,910
1 California Housing Finance Agency TOB VRDO	3.250%	3/7/2008	12,000	12,000
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum) VRDO	7.050%	3/3/2008 (1)	75,350	75,350
California Infrastructure & Econ. Dev. Bank Rev. (Contemporary Jewish Museum) VRDO	3.500%	3/3/2008 LOC	22,490	22,490
California Infrastructure & Econ. Dev. Bank Rev. (J Paul Getty Trust) VRDO	3.750%	3/3/2008	30,125	30,125
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) VRDO	3.140%	3/3/2008	28,275	28,275
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) VRDO	3.140%	3/3/2008	14,000	14,000
1 California Infrastructure & Econ. Dev. Bank Rev. TOB PUT	3.730%	3/6/2008 LOC	5,960	5,960
1 California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	3.180%	3/7/2008 (2)	44,740	44,740
California Muni. Financing Auth. Exempt Facs. Rev. (Exxon Mobil) VRDO	3.900%	3/3/2008	29,305	29,305
1 California Public Works Board Lease Rev. (Dept. of Corrections) TOB VRDO	4.040%	3/7/2008 (1)	9,540	9,540
1 California Public Works Board Lease Rev. (Regents Univ. of California) TOB VRDO	3.940%	3/7/2008 (4)	11,230	11,230
1 California Public Works Board Lease Rev. (UCLA Hosp.) TOB VRDO	4.000%	3/7/2008 (3)	4,815	4,815
1 California Public Works Board Lease Rev. (Univ. of California) TOB VRDO	3.260%	3/7/2008 (1)	27,595	27,595
California RAN	4.000%	6/30/2008	75,000	75,154
California Rural Home Mortgage Finance Auth. Single Family Mortgage Rev. VRDO	4.020%	3/3/2008	20,135	20,135
California School Cash Reserve Program Auth. Pool TRAN	4.250%	7/1/2008 (2)	87,000	87,178
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	4.630%	3/7/2008 (2)	26,615	26,615
California State Dept. of Water Resources Power Supply Rev. VRDO	2.890%	3/3/2008 LOC	5,200	5,200
California State Dept. of Water Resources Power Supply Rev. VRDO	2.900%	3/3/2008 LOC	17,730	17,730
California State Dept. of Water Resources Power Supply Rev. VRDO	3.000%	3/3/2008 LOC	32,700	32,700
California State Dept. of Water Resources Power Supply Rev. VRDO	3.170%	3/3/2008 LOC	88,130	88,130
California State Dept. of Water Resources Power Supply Rev. VRDO	3.170%	3/3/2008 LOC	45,025	45,025
California State Dept. of Water Resources Power Supply Rev. VRDO	3.170%	3/3/2008 LOC	1,200	1,200
California State Dept. of Water Resources Power Supply Rev. VRDO	3.650%	3/3/2008 LOC	15,255	15,255
California State Dept. of Water Resources Power Supply Rev. VRDO	3.850%	3/3/2008 LOC	3,900	3,900
California State Dept. of Water Resources Power Supply Rev. VRDO	2.700%	3/7/2008 LOC	3,500	3,500
California State Dept. of Water Resources Power Supply Rev. VRDO	2.800%	3/7/2008 LOC	5,195	5,195
California State Dept. of Water Resources Power Supply Rev. VRDO	2.950%	3/7/2008 LOC	51,550	51,550
California State Dept. of Water Resources Power Supply Rev. VRDO	3.160%	3/7/2008 LOC	41,730	41,730
California State Dept. of Water Resources Power Supply Rev. VRDO	3.160%	3/7/2008 LOC	21,900	21,900
California State Dept. of Water Resources Power Supply Rev. VRDO	3.190%	3/7/2008 LOC	108,900	108,900
California State Econ. Recovery Bonds	3.000%	1/1/2009	159,005	161,699
California State Econ. Recovery Bonds	5.000%	1/1/2009	7,190	7,431
California State Econ. Recovery Bonds PUT	5.000%	7/1/2008	12,925	12,990
1 California State Econ. Recovery Bonds TOB VRDO	3.170%	3/7/2008	5,020	5,020
1 California State Econ. Recovery Bonds TOB VRDO	3.280%	3/7/2008	51,800	51,800
California State Econ. Recovery Bonds VRDO	2.890%	3/3/2008	21,860	21,860
California State Econ. Recovery Bonds VRDO	3.170%	3/3/2008	16,175	16,175
California State Econ. Recovery Bonds VRDO	3.630%	3/3/2008	31,935	31,935
California State Econ. Recovery Bonds VRDO	2.600%	3/7/2008 LOC	28,200	28,200
California State Econ. Recovery Bonds VRDO	2.800%	3/7/2008 (4)	5,050	5,050
California State Univ. Institute CP	3.290%	3/3/2008 LOC	5,141	5,141
California State Univ. Institute CP	1.000%	3/11/2008 LOC	3,900	3,900
1 California State Univ. Rev. Systemwide TOB VRDO	3.180%	3/7/2008 (4)	6,700	6,700
1 California State Univ. TOB VRDO	3.180%	3/7/2008 (4)	5,000	5,000
1 California State Univ. TOB VRDO	3.200%	3/7/2008 (4)	12,455	12,455
1 California State Univ. TOB VRDO	3.200%	3/7/2008 (4)	2,295	2,295
1 California State Univ. TOB VRDO	3.210%	3/7/2008 (2)(4)	67,455	67,455
1 California State Univ. TOB VRDO	3.460%	3/7/2008 (1)	42,420	42,420
1 California State Univ. TOB VRDO	3.470%	3/7/2008 (1)	19,925	19,925
1 California State Univ. TOB VRDO	4.000%	3/7/2008 (1)	2,975	2,975
1 California State Univ. TOB VRDO	4.630%	3/7/2008 (2)	6,435	6,435
1 California Statewide Community Dev. Auth. Multifamily Housing (Casa Real Apartments) TOB VRDO	3.330%	3/7/2008	18,035	18,035
1 California Statewide Community Dev. Auth. Multifamily Housing TOB VRDO	3.200%	3/7/2008	34,450	34,450
California Statewide Community Dev. Auth. Multifamily Rev. (Knoll Apartments) VRDO	3.060%	3/7/2008 LOC	12,715	12,715
California Statewide Community Dev. Auth. Multifamily Rev. (Valley Palms Apartments) VRDO	3.060%	3/7/2008 LOC	13,500	13,500
California Statewide Community Dev. Auth. Rev. (American Baptist Homes West) VRDO	2.900%	3/7/2008 LOC	7,100	7,100
California Statewide Community Dev. Auth. Rev. (Azusa Pacific Univ. Project) VRDO	3.040%	3/7/2008 LOC	20,000	20,000
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	33,100	33,101
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	2.860%	3/7/2008	21,300	21,300
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	3.170%	3/7/2008	26,800	26,800
1 California Statewide Community Dev. Auth. Rev. (Salk Institute) TOB VRDO	4.240%	3/7/2008 (1)	5,610	5,610
California Statewide Community Dev. Auth. Rev. (Univ. of San Diego) VRDO	3.040%	3/7/2008 LOC	18,415	18,415
1 California Statewide Community Dev. Auth. Rev. COP TOB VRDO	3.180%	3/7/2008 (4)	10,595	10,595
1 California Statewide Community Dev. Auth. Rev. TOB VRDO	3.200%	3/7/2008	10,875	10,875
1 California Statewide Community Dev. Auth. Rev. TOB VRDO	3.410%	3/7/2008	6,625	6,625
1 Calleguas-Las Virgines CA Muni. Water Dist. Rev. TOB VRDO	4.500%	3/7/2008 (3)	8,320	8,320
1 Coast CA Community College Dist. TOB VRDO	3.200%	3/7/2008 (4)	7,470	7,470
Contra Costa CA Housing Finance Agency Home Mortgage Rev. (Park Regency) VRDO	2.950%	3/7/2008 LOC	42,200	42,200
1 Contra Costa CA Water Dist. Rev. TOB VRDO	3.180%	3/7/2008 (4)	5,640	5,640
Contra Costa County CA MFH Pleasant Hill PUT	3.650%	8/1/2008	25,000	25,000
1 Contra Costa County CA Public Financing Lease Rev. TOB VRDO	4.300%	3/7/2008 (1)	7,200	7,200
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	3.000%	3/12/2008 LOC	50,000	50,000
East Bay CA Muni. Util. Dist. Water System Rev. CP	0.650%	3/10/2008	35,000	35,000
East Bay CA Muni. Util. Dist. Water System Rev. CP	2.710%	3/11/2008	17,000	17,000
East Bay CA Muni. Util. Dist. Water System Rev. CP	0.650%	4/1/2008	35,600	35,600
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	3.190%	3/7/2008 (4)	37,800	37,800
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	3.190%	3/7/2008 (1)(4)	19,800	19,800
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	3.380%	3/7/2008 (1)	4,915	4,915
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	4.130%	3/7/2008 (3)	32,430	32,430
Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	2.800%	3/7/2008	8,500	8,500
Escondido CA Community Dev. COP (Escondido Community Dev.) VRDO	2.950%	3/7/2008 LOC	8,600	8,600
Fresno County CA TRAN	4.500%	6/30/2008	60,000	60,163
1 Golden State Tobacco Securitization Corp. California TOB VRDO	3.330%	3/7/2008	44,865	44,865
1 Golden State Tobacco Securitization Corp. Rev. TOB VRDO	3.260%	3/7/2008 (4)	20,885	20,885
1 Golden West Schools Funding Auth. CA TOB PUT	3.750%	3/13/2008 (2)	6,100	6,100
1 Golden West Schools Funding Auth. CA TOB VRDO	3.470%	3/7/2008 (1)	7,230	7,230
1 Golden West Schools Funding Auth. CA TOB VRDO	4.180%	3/7/2008 (1)	6,145	6,145
1 Hacienda La Puente CA USD TOB PUT	3.420%	3/13/2008 (4)	9,670	9,670
1 Hacienda La Puente CA USD TOB VRDO	3.410%	3/7/2008 (4)	5,715	5,715
Irvine CA Assessment Dist. Improvement Bonds (Northwest Irvine) VRDO	2.890%	3/3/2008 LOC	2,000	2,000
Irvine CA Assessment Dist. Improvement Bonds VRDO	3.500%	3/3/2008 LOC	7,063	7,063
Kern County CA TRAN	4.500%	6/30/2008	52,000	52,148
1 Kings Canyon CA Joint University School Dist. Deutsche Bank Spears/Lifers Trust TOB VRDO	3.220%	3/7/2008 (1)	1,300	1,300
1 Lodi CA USD GO TOB VRDO	3.180%	3/7/2008 (4)	10,190	10,190
1 Long Beach CA Harbor Rev. TOB PUT	3.800%	3/13/2008 LOC	7,785	7,785
1 Long Beach CA Harbor Rev. TOB VRDO	3.200%	3/7/2008 (1)	21,590	21,590
1 Long Beach CA Harbor Rev. TOB VRDO	3.200%	3/7/2008 (3)	6,570	6,570
1 Long Beach CA Harbor Rev. TOB VRDO	3.330%	3/7/2008 (1)	5,425	5,425
1 Long Beach CA Harbor Rev. TOB VRDO	3.330%	3/7/2008 (1)	5,175	5,175
1 Long Beach CA Harbor Rev. TOB VRDO	3.330%	3/7/2008 (1)	8,160	8,160
1 Long Beach CA Harbor Rev. TOB VRDO	3.330%	3/7/2008 (1)	2,560	2,560
1 Long Beach CA Harbor Rev. TOB VRDO	3.330%	3/7/2008 (3)	6,710	6,710
1 Long Beach CA Harbor Rev. TOB VRDO	3.430%	3/7/2008 (1)	16,235	16,235
1 Long Beach CA Harbor Rev. TOB VRDO	3.510%	3/7/2008 (1)	1,795	1,795
1 Long Beach CA Harbor Rev. TOB VRDO	3.510%	3/7/2008 (1)	9,745	9,745
Long Beach CA Harbor Rev. VRDO	3.300%	3/7/2008 (1)	87,200	87,200
Long Beach CA Water Rev. CP	2.750%	4/9/2008	6,000	6,000
Los Angeles CA Community College Dist. GO	4.000%	8/1/2008	17,000	17,049
1 Los Angeles CA Community College Dist. GO TOB VRDO	4.000%	3/7/2008 (3)	9,005	9,005
Los Angeles CA Community Redev. Agency COP (Baldwin Hills Public Park) VRDO	2.450%	3/7/2008 LOC	1,200	1,200
Los Angeles CA Community Redev. Agency Multifamily Housing Rev. (Hollywood & Vine Apartments) VRDO	3.060%	3/7/2008	25,000	25,000
1 Los Angeles CA Community Redev. Agency Multifamily Housing Rev. (The Alexandria) TOB VRDO	3.260%	3/7/2008	20,390	20,390
Los Angeles CA Dept. of Airports International Airport CP	1.450%	3/13/2008 LOC	6,700	6,700
Los Angeles CA Dept. of Airports International Airport CP	0.960%	6/5/2008 LOC	7,000	7,000
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	3.000%	3/7/2008 LOC	20,000	20,000
Los Angeles CA Dept. of Water & Power Rev. CP	1.400%	6/12/2008	10,000	10,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.190%	3/7/2008 (4)	17,555	17,555
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.190%	3/7/2008 (2)	56,250	56,250
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.200%	3/7/2008 (1)	12,990	12,990
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.200%	3/7/2008 (4)	25,000	25,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.200%	3/7/2008 (2)(4)	10,000	10,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.210%	3/7/2008 (4)	13,000	13,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.410%	3/7/2008 (4)	15,595	15,595
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.410%	3/7/2008 (4)	5,050	5,050
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.510%	3/7/2008 (1)	8,350	8,350
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.890%	3/3/2008	7,500	7,500
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.000%	3/3/2008	6,400	6,400
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.200%	3/3/2008	17,800	17,800
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.800%	3/7/2008	52,350	52,350
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.800%	3/7/2008	43,000	43,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.920%	3/7/2008	22,000	22,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.950%	3/7/2008	32,925	32,925
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.950%	3/7/2008	30,000	30,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.000%	3/7/2008	20,000	20,000
1 Los Angeles CA Harbor Dept. Rev. TOB VRDO	3.200%	3/7/2008 (4)	6,250	6,250
Los Angeles CA Multifamily Housing Rev. (Fountain Park) VRDO	3.100%	3/7/2008 LOC	18,468	18,468
Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	3.180%	3/7/2008 LOC	23,600	23,600
Los Angeles CA Single Family Mortgage Rev. VRDO	2.780%	3/7/2008	12,935	12,935
1 Los Angeles CA TOB PUT	3.730%	3/6/2008 (1)	5,195	5,195
1 Los Angeles CA TOB VRDO	3.200%	3/7/2008 (4)	12,735	12,735
1 Los Angeles CA USD GO TOB VRDO	3.180%	3/7/2008 (4)	14,770	14,770
1 Los Angeles CA USD GO TOB VRDO	3.180%	3/7/2008 (4)	10,815	10,815
1 Los Angeles CA USD GO TOB VRDO	3.180%	3/7/2008 (1)(4)	44,500	44,500
1 Los Angeles CA USD GO TOB VRDO	3.180%	3/7/2008 (4)	20,925	20,925
1 Los Angeles CA USD GO TOB VRDO	3.190%	3/7/2008 (4)	12,050	12,050
1 Los Angeles CA USD GO TOB VRDO	3.200%	3/7/2008 (3)(4)	51,975	51,975
1 Los Angeles CA USD GO TOB VRDO	3.260%	3/7/2008 (1)	5,270	5,270
1 Los Angeles CA USD GO TOB VRDO	3.260%	3/7/2008 (2)	8,260	8,260
1 Los Angeles CA USD GO TOB VRDO	3.260%	3/7/2008 (4)	8,160	8,160
1 Los Angeles CA USD GO TOB VRDO	3.260%	3/7/2008 (1)	11,990	11,990
1 Los Angeles CA USD GO TOB VRDO	3.410%	3/7/2008 (1)	10,025	10,025
1 Los Angeles CA USD GO TOB VRDO	3.660%	3/7/2008 (2)	4,495	4,495
1 Los Angeles CA USD GO TOB VRDO	3.720%	3/7/2008 (2)	3,830	3,830
Los Angeles CA USD TRAN	4.000%	12/29/2008	50,000	50,332
Los Angeles CA Wastewater System Rev. CP	3.340%	3/6/2008	30,000	30,000
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.180%	3/7/2008 (3)	15,899	15,899
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.190%	3/7/2008 (4)	32,750	32,750
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.200%	3/7/2008 (4)	8,575	8,575
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.280%	3/7/2008 (1)	19,730	19,730
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.470%	3/7/2008 (1)	29,035	29,035
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.480%	3/7/2008 (1)	25,000	25,000
Los Angeles County CA Housing Auth. Multifamily Housing Rev. VRDO	2.600%	3/7/2008 LOC	10,000	10,000
Los Angeles County CA Housing Auth. Multifamily Housing Rev. VRDO	3.000%	3/7/2008 LOC	6,205	6,205
Los Angeles County CA Metro. Transp. Auth. CP	3.340%	3/6/2008 LOC	10,000	10,000
1 Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	3.190%	3/7/2008 (1)(4)	24,750	24,750
1 Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	3.530%	3/7/2008 (1)	9,655	9,655
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	3.800%	3/7/2008 (1)	21,250	21,250
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2008 (1)	6,225	6,307
Los Angeles County CA TRAN	4.500%	6/30/2008	81,000	81,230
1 Metro. Water Dist. of Southern California Rev. TOB VRDO	3.160%	3/7/2008	38,950	38,950
1 Metro. Water Dist. of Southern California Rev. TOB VRDO	3.170%	3/7/2008	50,720	50,720
1 Metro. Water Dist. of Southern California Rev. TOB VRDO	3.410%	3/7/2008	4,150	4,150
Metro. Water Dist. of Southern California Rev. VRDO	2.890%	3/3/2008	8,800	8,800
Metro. Water Dist. of Southern California Rev. VRDO	2.890%	3/3/2008	2,300	2,300
Metro. Water Dist. of Southern California Rev. VRDO	3.600%	3/3/2008	14,100	14,100
Metro. Water Dist. of Southern California Rev. VRDO	3.750%	3/3/2008	38,200	38,200
Metro. Water Dist. of Southern California Rev. VRDO	2.750%	3/7/2008	5,290	5,290
Metro. Water Dist. of Southern California Rev. VRDO	2.800%	3/7/2008	21,300	21,299
Metro. Water Dist. of Southern California Rev. VRDO	2.800%	3/7/2008	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	2.820%	3/7/2008	33,300	33,300
Metro. Water Dist. of Southern California Rev. VRDO	2.890%	3/7/2008	19,790	19,790
Metro. Water Dist. of Southern California Rev. VRDO	2.950%	3/7/2008	17,600	17,600
Metro. Water Dist. of Southern California Rev. VRDO	2.950%	3/7/2008	32,055	32,055
Metro. Water Dist. of Southern California Rev. VRDO	3.000%	3/7/2008	50,000	50,000
Metro. Water Dist. of Southern California Rev. VRDO	3.000%	3/7/2008	34,400	34,400
Metro. Water Dist. of Southern California Rev. VRDO	3.000%	3/7/2008	7,175	7,175
Metro. Water Dist. of Southern California Rev. VRDO	3.000%	3/7/2008	21,890	21,890
Metro. Water Dist. of Southern California Rev. VRDO	3.000%	3/7/2008	19,300	19,300
Metro. Water Dist. of Southern California Rev. VRDO	3.050%	3/7/2008	10,400	10,400
Mission Viejo CA Community Dev. Financing Auth. (Mission Viejo Mall Improvement) VRDO	3.170%	3/7/2008 LOC	27,500	27,500
1 Modesto CA Irrigation Dist. COP TOB VRDO	4.400%	3/7/2008 (1)	20,200	20,200
1 Modesto CA Irrigation Dist. COP TOB VRDO	4.520%	3/7/2008 (4)	2,265	2,265
1 Montebello CA USD GO TOB VRDO	4.400%	3/7/2008 (1)	7,380	7,380
Mt. Diablo CA USD TRAN	4.000%	11/29/2008	10,000	10,051
1 Oakland CA Redev. Agency Tax Allocation (Central Dist.) PUT	3.730%	3/6/2008 LOC	13,710	13,710
1 Oakland CA Sewer Rev. TOB VRDO	3.410%	3/7/2008 (4)	2,430	2,430
Oakland CA TRAN	4.500%	7/11/2008	35,000	35,102
Oceanside CA Multifamily Housing Rev. (Lakeridge Apartments) VRDO	2.840%	3/7/2008 LOC	36,940	36,940
Orange County CA Improvement Bonds (Irvine Coast Assessment) VRDO	2.900%	3/3/2008 LOC	1,447	1,447
Orange County CA Local CP	1.000%	8/5/2008 LOC	4,400	4,400
Orange County CA Sanitation Dist. COP VRDO	2.900%	3/3/2008	114,675	114,675
Orange County CA Sanitation Dist. COP VRDO	2.900%	3/3/2008	3,795	3,795
Orange County CA Sanitation Dist. COP VRDO	2.900%	3/3/2008	11,045	11,045
Orange County CA Sanitation Dist. COP VRDO	5.000%	3/7/2008 (2)	34,655	34,655
Orange County CA Water Dist. COP VRDO	2.830%	3/7/2008	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	3.170%	3/7/2008 LOC	9,400	9,400
1 Palmdale CA Community Redev. Agency Single Family Mortgage TOB VRDO	3.490%	3/7/2008 (7)	5,775	5,775
1 Palomar CA Community College Dist. TOB VRDO	3.180%	3/7/2008 (4)	10,000	10,000
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	5.000%	3/7/2008 (2)	47,625	47,625
Port of Oakland CA CP	2.050%	4/4/2008 LOC	7,800	7,800
Port of Oakland CA CP	2.580%	4/4/2008 LOC	18,605	18,605
1 Port of Oakland CA Rev. TOB VRDO	4.240%	3/7/2008 (1)	8,340	8,340
1 Rancho Santiago CA Community College Dist. TOB VRDO	3.430%	3/7/2008 (4)	17,940	17,940
Redlands CA Multifamily Rev. (Orange Village Apartments Project) VRDO	3.170%	3/7/2008 LOC	6,000	6,000
1 Riverside CA Community College Dist. TOB VRDO	3.410%	3/7/2008 (4)	5,410	5,410
1 Roseville CA Water Util. Rev. COP	3.260%	3/7/2008 (1)	5,650	5,650
1 Sacramento CA Area Flood Control Agency TOB VRDO	3.330%	3/7/2008 (2)	4,585	4,585
1 Sacramento CA Financing Auth. Lease Rev. TOB VRDO	4.620%	3/7/2008 (2)	16,940	16,940
1 Sacramento CA Housing Auth. Multifamily Rev. TOB VRDO	3.250%	3/7/2008	9,435	9,435
Sacramento CA Muni. Util. Dist. Rev. CP	1.000%	3/13/2008 LOC	6,500	6,500
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.200%	3/7/2008 (4)	9,935	9,935
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.310%	3/7/2008 (3)(4)	15,925	15,925
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	4.000%	3/7/2008 (1)	2,075	2,075
Sacramento County CA (Administration Center & Courthouse) VRDO	3.130%	3/7/2008 LOC	27,230	27,230
1 Sacramento County CA Sanitation Dist. Financing Auth. Rev. TOB VRDO	2.600%	3/7/2008 (12)	13,330	13,330
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	3.380%	3/7/2008 (1)	15,380	15,380
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	3.720%	3/7/2008 (2)	10,375	10,375
Sacramento County CA TRAN	4.250%	7/9/2008	50,000	50,104
1 San Diego CA Community College Dist. GO TOB VRDO	3.180%	3/7/2008 (4)	10,350	10,350
1 San Diego CA Community College Dist. GO TOB VRDO	3.200%	3/7/2008 (4)	37,985	37,985
1 San Diego CA Community College Dist. GO TOB VRDO	3.410%	3/7/2008 (4)	12,550	12,550
1 San Diego CA Community College Dist. GO TOB VRDO	3.410%	3/7/2008 (4)	5,300	5,300
San Diego CA County & School Dist. TRAN	4.500%	6/30/2008	30,450	30,538
San Diego CA Housing Auth. Multifamily Housing Rev. (Bay Vista Apartments Projects) VRDO	3.060%	3/7/2008	4,890	4,890
San Diego CA Housing Auth. Multifamily Housing Rev. (Canyon Rim Apartments) VRDO	3.060%	3/7/2008 LOC	32,440	32,440
1 San Diego CA USD TOB VRDO	3.180%	3/7/2008 (4)	5,320	5,320
1 San Diego CA USD TOB VRDO	3.200%	3/7/2008 (4)	8,015	8,015
1 San Diego CA USD TOB VRDO	3.200%	3/7/2008 (4)	8,485	8,485
1 San Diego CA USD TOB VRDO	3.260%	3/7/2008 (3)	3,135	3,135
1 San Diego CA USD TOB VRDO	4.270%	3/7/2008 (3)	7,290	7,290
San Diego CA USD TRAN	4.500%	7/22/2008	75,000	75,240
1 San Diego County CA COP TOB VRDO	3.660%	3/7/2008 (2)	6,205	6,205
San Diego County CA Water Auth. CP	3.580%	3/10/2008	5,000	5,000
San Diego County CA Water Auth. CP	3.450%	3/11/2008	20,000	20,000
San Diego County CA Water Auth. CP	0.750%	5/1/2008	13,200	13,200
San Diego County CA Water Auth. CP	0.650%	5/15/2008	17,350	17,350
San Diego County CA Water Auth. CP	1.400%	6/12/2008	10,000	10,000
1 San Diego County CA Water Auth. Rev. COP TOB VRDO	3.180%	3/7/2008 (4)	8,215	8,215
1 San Francisco CA Bay Area Rapid Transit GO TOB VRDO	3.280%	3/7/2008	15,570	15,570
San Francisco CA City & County Finance Corp. Lease Rev. (Moscone Center Expansion) VRDO	5.000%	3/7/2008 (2)	43,925	43,925
1 San Francisco CA City & County International Airport Rev. TOB VRDO	3.330%	3/7/2008 (1)	4,500	4,500
1 San Francisco CA City & County TOB VRDO	3.180%	3/7/2008 (4)	4,340	4,340
1 San Francisco CA City & County Univ. School Dist. TOB VRDO	3.260%	3/7/2008 (4)	6,035	6,035
1 San Francisco CA City & County USD TOB VRDO	3.200%	3/7/2008 (4)	2,645	2,645
1 San Francisco CA City & County USD TOB VRDO	3.410%	3/7/2008 (4)	2,735	2,735
San Joaquin County CA Transp. Auth. Sales Tax Rev. CP	0.700%	8/4/2008 LOC	50,000	50,000
San Jose CA Financing Auth. Lease Rev. CP	0.900%	4/8/2008 LOC	63,689	63,689
1 San Jose CA Redev. Agency TOB PUT	3.750%	3/13/2008 (1)	5,280	5,280
1 San Jose CA Redev. Agency TOB VRDO	4.000%	3/7/2008 (1)	4,530	4,530
San Jose CA Redev. Agency VRDO	2.990%	3/7/2008 LOC	15,600	15,600
San Jose CA Redev. Agency VRDO	3.000%	3/7/2008 LOC	9,500	9,500
San Jose/Santa Clara CA Clean Water & Sewer Finance Auth. VRDO	2.780%	3/7/2008 (4)	4,650	4,650
1 San Luis Obispo County CA Financing Auth. TOB VRDO	3.880%	3/7/2008 (1)	13,060	13,060
1 San Mateo County CA Community College Dist. TOB VRDO	3.130%	3/7/2008	5,215	5,215
1 San Mateo County CA Community College Dist. TOB VRDO	3.170%	3/7/2008	22,830	22,830
1 San Ramon Valley CA USD GO TOB VRDO	3.180%	3/7/2008 (4)	5,135	5,135
1 San Ramon Valley CA USD GO TOB VRDO	3.260%	3/7/2008 (4)	5,205	5,205
Santa Clara County CA Financing Auth. Lease Rev. (VMC Facilities Replacement Project) VRDO	3.000%	3/7/2008	3,970	3,970
1 Santa Clara Valley CA Water Dist. Utility System Rev. TOB VRDO	3.200%	3/7/2008 (4)	5,660	5,660
Santa Rosa CA Waste Water Rev. VRDO	3.050%	3/7/2008 LOC	14,000	14,000
1 Solano CA Community College TOB VRDO	4.000%	3/7/2008 (3)	18,330	18,330
Sonoma County CA TRAN	4.000%	10/17/2008	31,000	31,135
South Coast CA Local Educ. Agencies TRAN	4.500%	6/30/2008	25,000	25,066
Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	4.020%	3/3/2008	23,245	23,245
Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	2.770%	3/7/2008	17,400	17,400
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.850%	3/7/2008 (4)	6,595	6,595
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.850%	3/7/2008 (4)	55,150	55,150
Univ. of California Regents CP	2.750%	3/5/2008	25,000	25,000
Univ. of California Regents CP	3.280%	3/6/2008	20,000	20,000
Univ. of California Regents CP	2.850%	3/7/2008	23,900	23,900
Univ. of California Regents CP	2.600%	4/1/2008	13,200	13,200
Univ. of California Regents CP	2.600%	4/1/2008	20,000	20,000
Univ. of California Regents CP	0.850%	6/2/2008	29,360	29,360
Univ. of California Regents CP	1.600%	6/6/2008	25,000	25,000
Univ. of California Regents CP	1.380%	6/9/2008	35,150	35,150
1 Univ. of California Rev. TOB VRDO	3.130%	3/7/2008	24,000	24,000
1 Univ. of California Rev. TOB VRDO	3.130%	3/7/2008	3,270	3,270
1 Univ. of California Rev. TOB VRDO	3.180%	3/7/2008 (4)	21,835	21,835
1 Univ. of California Rev. TOB VRDO	3.200%	3/7/2008 (4)	2,580	2,580
1 Univ. of California Rev. TOB VRDO	3.200%	3/7/2008 (4)	6,470	6,470
1 Univ. of California Rev. TOB VRDO	3.210%	3/7/2008 (4)	2,450	2,450
1 Univ. of California Rev. TOB VRDO	3.210%	3/7/2008 (4)	20,000	20,000
1 Univ. of California Rev. TOB VRDO	3.230%	3/7/2008 (4)	7,000	7,000
1 Univ. of California Rev. TOB VRDO	3.280%	3/7/2008 (4)	10,000	10,000
1 Univ. of California Rev. TOB VRDO	3.410%	3/7/2008 (4)	5,635	5,635
1 Univ. of California Rev. TOB VRDO	3.410%	3/7/2008	8,300	8,300
1 Univ. of California Rev. TOB VRDO	3.410%	3/7/2008	2,475	2,475
1 Univ. of California Rev. TOB VRDO	4.000%	3/7/2008 (3)	30,000	30,000
1 Univ. of California Rev. TOB VRDO	4.000%	3/7/2008 (3)	3,015	3,015
Ventura County CA TRAN	4.500%	7/1/2008	30,000	30,093
1 Vista CA USD GO TOB VRDO	3.260%	3/7/2008 (4)	6,390	6,390
1 Yosemite CA Community College Dist. TOB VRDO	3.210%	3/7/2008 (3)(4)	17,520	17,520
Outside California:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.170%	3/7/2008 (4)	2,727	2,727
1 Puerto Rico GO TOB VRDO	3.170%	3/7/2008 (3)	13,985	13,985
1 Puerto Rico GO TOB VRDO	4.000%	3/7/2008 (4)	11,680	11,680
Puerto Rico Govt. Dev. Bank VRDO	3.750%	3/7/2008 (1)	17,600	17,600
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.170%	3/7/2008 (11)(12)	29,525	29,525
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.190%	3/7/2008	11,600	11,600
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.430%	3/7/2008 (4)	5,675	5,675
1 Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	3.210%	3/7/2008 (2)	15,525	15,525
1 Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	3.230%	3/7/2008 LOC	8,975	8,975

Total Municipal Bonds
(Cost $8,300,786)				8,300,786

Other Assets and Liabilities-Net (1.1%)				89,759

Net Assets (100%)				8,390,545

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29,2008, the aggregate value of these securities was $2,677,546,000, representing 31.9% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At February 29, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund
Schedule of Investments
February 29, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.3%)

ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/2009 (2)(Prere.)	3,000	3,191
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.250%	10/1/2026	1,000	985
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.300%	10/1/2032	3,180	3,045
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/2017 (1)	5,000	5,161
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/2018 (1)	2,000	2,047
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2030 (2)	30,375	7,647
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2034 (1)	24,095	4,727
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2036 (1)	20,000	3,481
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2037 (1)	13,000	2,135
Alameda County CA USD	0.000%	8/1/2024 (4)	3,510	1,408
Alameda County CA USD	0.000%	8/1/2029 (4)	5,000	1,462
Anaheim CA Public Finance Auth. Distribution System Rev.	5.000%	10/1/2021 (1)	3,390	3,411
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2019	5,970	6,194
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2020	8,820	9,058
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2021	7,000	7,117
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2028 (1)	2,250	671
California County CA Tobacco Securitization Agency	0.000%	6/1/2028	7,500	5,154
California County CA Tobacco Securitization Agency	0.000%	6/1/2036	7,500	4,982
California Educ. Fac. Auth. Rev. (Claremont Graduate Univ.)	5.000%	3/1/2042	8,330	7,458
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2019	1,615	1,764
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	5.750%	6/1/2025	2,000	1,907
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/2025	2,000	1,845
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/2030	3,500	3,203
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/2036	8,985	8,124
California GO	5.250%	4/1/2008 (3)(Prere.)	930	937
California GO	6.250%	9/1/2012 (3)	9,000	9,772
California GO	5.000%	11/1/2013	13,000	13,807
California GO	7.000%	11/1/2013 (3)	65	65
California GO	5.125%	2/1/2014 (Prere.)	10,000	10,799
California GO	5.250%	10/1/2014 (3)	1,955	1,968
California GO	5.000%	11/1/2014	39,090	41,374
California GO	6.000%	8/1/2019 (3)	210	212
California GO	5.000%	8/1/2020	21,070	21,000
California GO	5.000%	11/1/2022	11,905	11,531
California GO	5.000%	9/1/2025	16,950	16,096
California GO	5.125%	2/1/2026	15,325	14,759
California GO	5.000%	6/1/2026 (3)	40,000	37,932
California GO	5.000%	9/1/2028	15,350	14,594
California GO	5.000%	6/1/2032	35,000	32,802
California GO	5.000%	6/1/2034	40,000	37,361
California GO	4.500%	12/1/2034	15,825	13,718
California GO	5.000%	6/1/2037	23,215	21,630
California GO (Kindergarten-Univ.) VRDO	3.000%	3/3/2008 LOC	3,500	3,500
California GO VRDO	2.890%	3/3/2008 LOC	2,300	2,300
California GO VRDO	2.900%	3/3/2008 LOC	6,900	6,900
California GO VRDO	3.700%	3/3/2008 LOC	4,400	4,400
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/2033	7,950	6,974
California Health Fac. Finance Auth. Rev. (California-Nevada Methodist)	5.000%	7/1/2036	2,075	1,845
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/2032	10,000	9,931
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	4.750%	7/1/2019 (1)	765	759
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2027	7,000	6,510
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2034	10,000	9,186
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/2008 (1)(Prere.)	5,000	5,122
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.250%	11/15/2046	42,500	38,882
California Housing Finance Agency Home Mortgage Rev.	6.050%	8/1/2027 (2)	5,000	5,119
California Infrastructure & Econ. Dev. Bank Rev. (Bay Area Toll)	5.000%	1/1/2028 (3)(Prere.)	7,500	7,509
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/2031 (3)	7,635	7,195
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2018	3,905	4,008
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2020	1,500	1,526
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.250%	10/1/2034	20,040	18,995
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.500%	8/1/2031	7,610	7,376
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.550%	8/1/2031	5,500	5,373
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/2013 (2)	30,000	32,643
California Infrastructure & Econ. Dev. Bank Rev. (YMCA of Metro. LA)	5.250%	2/1/2026 (2)	4,750	4,679
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2009 (3)(Prere.)	3,000	3,141
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2009 (3)(Prere.)	5,260	5,507
California Public Works Board Lease Rev. (California Community College)	5.000%	3/1/2027 (3)	6,220	5,898
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/2015 (2)	4,000	4,213
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/2016 (2)	5,500	5,856
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/2017	6,000	6,105
California Public Works Board Lease Rev. (Dept. of Corrections)	6.500%	9/1/2017 (2)	30,000	34,609
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2017 (1)	13,835	14,146
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2019 (1)	15,230	15,283
California Public Works Board Lease Rev. (Dept. of Forestry & Fire Services)	5.000%	11/1/2032	13,850	12,607
California Public Works Board Lease Rev. (Dept. of Health Services)	5.750%	11/1/2009 (1)(Prere.)	7,885	8,319
California Public Works Board Lease Rev. (Office of Emergency Services)	5.000%	3/1/2027 (3)	8,950	8,406
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375%	10/1/2019 (4)	6,375	6,657
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2030	17,000	15,835
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2009	10,000	10,359
California State Dept. of Water Resources Power Supply Rev.	5.125%	5/1/2012 (Prere.)	20,000	21,653
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/2013	18,000	19,762
California State Dept. of Water Resources Power Supply Rev. VRDO	3.000%	3/3/2008 LOC	4,420	4,420
California State Dept. of Water Resources Power Supply Rev. VRDO	3.650%	3/3/2008 LOC	2,700	2,700
California State Econ. Recovery Bonds	5.250%	7/1/2014	25,000	27,289
California State Econ. Recovery Bonds	5.000%	7/1/2017 (3)	35,700	36,931
California State Econ. Recovery Bonds PUT	5.000%	3/1/2010	25,000	25,836
California State Econ. Recovery Bonds PUT	5.000%	7/1/2010	25,000	26,034
California State Econ. Recovery Bonds PUT	5.000%	7/1/2011	25,000	26,365
California State Univ. Rev. & Colleges Housing System Rev.	5.625%	11/1/2009 (3)(Prere.)	6,920	7,306
California State Univ. Rev. Systemwide	5.250%	11/1/2019 (4)	5,000	5,254
California State Univ. Rev. Systemwide	5.250%	11/1/2020 (4)	4,745	4,927
California State Univ. Rev. Systemwide	5.000%	11/1/2021 (2)	17,215	17,255
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/2035	14,500	12,625
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2030	5,000	4,407
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2035	5,250	4,560
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2039	5,000	4,086
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/2018	5,875	5,889
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/2037	2,465	2,181
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	3,225	3,221
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013	7,000	6,943
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.000%	5/15/2038	18,000	14,980
California Statewide Community Dev. Auth. Rev. (John Muir Health Services)	5.000%	8/15/2032	10,880	9,763
California Statewide Community Dev. Auth. Rev. (John Muir Health Services)	5.000%	8/15/2034	15,140	13,493
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.500%	11/1/2032	18,250	17,604
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/2045	26,000	23,685
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/2030 (2)	8,000	8,010
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2023	20,000	20,482
California Statewide Community Dev. Auth. Rev. (Presbyterian Homes)	4.875%	11/15/2036	7,230	5,805
California Statewide Community Dev. Auth. Rev. (Sutter Health)	5.500%	8/15/2034	10,885	10,604
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/2009 (1)(Prere.)	1,000	1,058
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/2009 (1)(Prere.)	3,325	3,517
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.000%	8/1/2016 (2)	5,500	5,513
Clovis CA USD GO	0.000%	8/1/2008 (3)(ETM)	14,265	14,118
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	7,570	7,290
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	7,500	7,223
Clovis CA USD GO	0.000%	8/1/2013 (3)	4,935	3,951
Clovis CA USD GO	0.000%	8/1/2015 (3)	2,770	1,973
Clovis CA USD GO	0.000%	8/1/2016 (3)	2,865	1,909
Clovis CA USD GO	0.000%	8/1/2026 (3)	6,000	1,980
Clovis CA USD GO	0.000%	8/1/2027 (3)	8,000	2,472
Clovis CA USD GO	0.000%	8/1/2029 (3)	8,005	2,173
Contra Costa CA Water Dist. Rev.	5.000%	10/1/2017 (4)	7,015	7,373
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/2029 (3)	5,000	5,036
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/2008 (Prere.)	4,000	4,068
Eastern California Muni. Water. Dist. Water & Sewer Rev.	6.750%	7/1/2012 (3)	8,500	9,177
Escondido CA Union High School Dist.	0.000%	11/1/2020 (1)	4,000	1,962
Evergreen CA School Dist. GO	5.625%	9/1/2008 (3)(Prere.)	6,300	6,462
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2029 (2)	9,450	8,834
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2032 (2)	12,825	11,998
Fontana CA USD	5.250%	8/1/2027 (4)	6,700	6,714
Fontana CA USD	5.250%	8/1/2031 (4)	6,250	6,241
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.000%	1/15/2016 (1)	8,400	8,508
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.125%	1/15/2019 (1)	5,200	5,193
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2026	10,000	8,939
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2028 (1)	15,000	14,723
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2033	10,000	2,051
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2034	10,000	1,925
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.750%	1/15/2040 (1)	12,000	11,964
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2017 (1)	3,000	1,850
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2022 (1)	3,850	1,667
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2022	5,590	6,165
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2023 (1)	3,590	1,449
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2025 (1)	2,390	836
1 Foothill-De Anza CA Community College Dist. TOB VRDO	4.000%	3/7/2008 (2)	6,265	6,265
Fresno CA Airport Rev.	5.500%	7/1/2030 (4)	1,500	1,509
Fullerton Univ. California Rev.	5.700%	7/1/2020 (1)	2,165	2,275
Golden State Tobacco Securitization Corp. California	5.375%	6/1/2010 (Prere.)	25,000	26,221
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2013 (3)(Prere.)	5,000	5,390
Golden State Tobacco Securitization Corp. California	6.250%	6/1/2013 (Prere.)	10,000	10,927
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2030 (2)	20,000	18,675
Golden State Tobacco Securitization Corp. California	0.000%	6/1/2037	20,000	11,925
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	1,550	1,669
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	2,370	2,552
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	1,735	1,869
Helix CA Water Dist. COP	5.000%	4/1/2019 (4)	4,250	4,308
Hollister CA Joint Powers Financing Auth. Wastewater Rev.	5.000%	6/1/2032 (4)	6,000	5,757
Hollister CA Joint Powers Financing Auth. Wastewater Rev.	5.000%	6/1/2037 (4)	7,000	6,629
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2018 (4)	6,300	6,576
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2021 (4)	8,000	8,105
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2030 (2)	19,175	17,713
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2034 (2)	16,000	14,765
Kern CA High School Dist. GO	6.400%	8/1/2014 (1)(ETM)	1,490	1,724
Kern CA High School Dist. GO	6.400%	8/1/2015 (1)(ETM)	1,645	1,925
Kern CA High School Dist. GO	6.400%	8/1/2016 (1)(ETM)	1,815	2,137
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,775	1,929
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,890	2,054
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	2,000	2,174
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,570	1,706
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/2020	6,155	5,746
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/2021	2,500	2,308
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/2013 (2)	3,680	3,895
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/2018 (2)	4,675	4,866
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.125%	5/1/2009 (2)(Prere.)	5,500	5,703
Long Beach CA Finance Auth. Lease Rev. (Temple & Willis Fac.)	5.500%	10/1/2018 (1)	5,030	5,179
Long Beach CA Finance Auth. Rev.	3.504%	11/15/2027	21,130	16,566
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/2026 (2)	7,570	7,315
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/2031 (2)	4,015	3,842
Long Beach CA Harbor Rev.	5.000%	5/15/2017 (3)	3,655	3,795
Los Angeles CA Community College Dist. GO	5.500%	8/1/2011 (1)(Prere.)	8,810	9,486
Los Angeles CA Dept. of Airports International Airport Rev.	5.250%	5/15/2017 (3)	6,800	7,174
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2009	5,650	5,820
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/2018 (1)(ETM)	11,600	11,805
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2021 (4)	2,830	2,901
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2025 (4)	20,000	19,884
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2036 (3)	2,925	2,756
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.000%	3/3/2008	5,600	5,600
Los Angeles CA USD GO	5.250%	7/1/2009 (1)(Prere.)	5,175	5,393
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	6,615	6,926
Los Angeles CA USD GO	5.250%	7/1/2014 (1)	12,715	13,706
Los Angeles CA USD GO	5.000%	7/1/2030 (3)	7,500	7,197
Los Angeles CA Wastewater System Rev.	6.000%	6/1/2021 (3)	4,000	4,411
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/2019 (4)	6,170	6,266
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	5/1/2010 (2)(Prere.)	4,700	4,944
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2018 (4)	2,700	2,927
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2023 (1)	4,000	3,877
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2024 (1)	4,000	3,846
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2025 (1)	2,165	2,067
Los Angeles County CA Sanitation Dist. Financing Auth Rev.	4.500%	10/1/2042 (2)	20,000	16,732
Los Angeles County CA Schools COP	0.000%	8/1/2014 (2)(ETM)	1,000	761
Los Angeles County CA Schools COP	0.000%	8/1/2020 (2)	2,095	1,064
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/2008 (ETM)	2,000	2,037
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2025	3,410	3,406
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2028	4,235	4,166
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2029	5,500	5,394
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2035	16,935	16,299
Modesto CA High School Dist. GO	0.000%	8/1/2015 (3)	5,000	3,561
Modesto CA High School Dist. GO	0.000%	8/1/2017 (3)	3,000	1,864
Modesto CA High School Dist. GO	0.000%	8/1/2018 (3)	3,225	1,868
Modesto CA Irrigation Dist. COP	5.000%	7/1/2020 (1)	2,175	2,159
Modesto CA Irrigation Dist. COP	5.000%	10/1/2031 (2)	14,540	13,881
Modesto CA Irrigation Dist. COP	5.000%	10/1/2036 (2)	4,795	4,550
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2011 (2)(ETM)	5,750	6,156
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2022 (2)(ETM)	9,750	11,375
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2016 (4)	1,010	1,068
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2017 (4)	1,060	1,114
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2018 (4)	1,115	1,153
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2019 (4)	1,120	1,142
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2020 (4)	1,180	1,195
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	2,720	2,970
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	2,860	3,122
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	3,010	3,286
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	3,170	3,461
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	3,335	3,641
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	2,000	2,183
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	8,000	8,520
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	32,555	37,844
Natomas CA USD GO	5.200%	9/1/2019 (3)	5,000	5,138
New Haven CA USD GO	12.000%	8/1/2016 (4)	2,480	3,894
New Haven CA USD GO	12.000%	8/1/2017 (4)	1,500	2,382
Newark CA USD GO	0.000%	8/1/2011 (4)	1,670	1,494
Newark CA USD GO	0.000%	8/1/2012 (4)	1,820	1,555
Newark CA USD GO	0.000%	8/1/2013 (4)	2,050	1,667
North Orange County CA Community College Dist. GO	5.375%	8/1/2012 (1)(Prere.)	5,080	5,560
Northern California Gas Auth. No. 1 Rev.	3.955%	7/1/2013	14,000	12,205
Northern California Gas Auth. No. 1 Rev.	3.768%	7/1/2017	17,000	14,310
Northern California Power Agency (Hydroelectric Project)	6.300%	7/1/2018 (1)	10,000	11,422
Northern California Power Agency (Hydroelectric Project)	7.500%	7/1/2021 (2)(Prere.)	1,810	2,269
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/2028 (1)	14,255	13,380
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/2014 (2)	5,500	5,806
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	3/1/2013 (Prere.)	2,380	2,578
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	3/1/2013 (Prere.)	3,730	4,040
Oceanside CA Community Dev. Comm. Multifamily Rental Housing Rev. PUT	4.450%	4/1/2011	4,260	4,349
Palmdale CA COP	5.250%	9/1/2019 (1)	1,310	1,347
Palmdale CA COP	5.250%	9/1/2020 (1)	1,450	1,478
Palmdale CA COP	5.250%	9/1/2021 (1)	1,605	1,630
Palmdale CA COP	5.250%	9/1/2022 (1)	1,765	1,779
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/2018	890	891
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/2019	895	888
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/2020	890	881
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/2026	4,460	4,241
Palomar Pomerado Health System California Rev.	5.375%	11/1/2011 (1)	3,865	3,990
Palomar Pomerado Health System California Rev.	5.375%	11/1/2013 (1)	6,730	6,948
Palomar Pomerado Health System California Rev.	4.500%	8/1/2032 (1)	12,500	11,154
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	5.700%	8/1/2013 (4)(Prere.)	7,000	7,888
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2019 (2)	1,150	613
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2021 (2)	2,575	1,188
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2022 (2)	3,755	1,617
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2024 (2)	1,000	372
Pomona CA USD GO	5.600%	8/1/2014 (1)(ETM)	1,585	1,762
Pomona CA USD GO	5.600%	8/1/2015 (1)(ETM)	2,000	2,237
Pomona CA USD GO	5.600%	8/1/2016 (1)(ETM)	1,000	1,121
Pomona CA USD GO	7.500%	8/1/2017 (1)(ETM)	2,540	3,206
Port of Oakland CA Rev.	5.000%	11/1/2016 (1)	8,160	8,644
Port of Oakland CA Rev.	5.000%	11/1/2017 (1)	5,000	5,251
Port of Oakland CA Rev.	5.000%	11/1/2018 (1)	12,000	12,430
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/2014 (Prere.)	12,000	13,301
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/2047	30,000	25,709
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/2021 (1)	2,650	2,665
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2026 (1)	2,905	2,862
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2033 (1)	3,000	2,887
Riverside CA USD Special Tax (Community Fac. Dist. 7 - Victoria Grove)	5.000%	9/1/2031 (2)	7,295	6,781
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/2013 (1)	5,000	4,053
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/2014 (1)	2,000	1,534
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/2015 (1)	2,000	1,445
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/2014 (2)	9,750	10,241
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/2020 (2)	6,785	7,057
Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/2019 (2)	6,000	6,470
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/2020 (2)	15,850	17,082
Sacramento County CA Airport Rev.	5.250%	7/1/2018 (4)	2,305	2,417
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/2010 (1)(ETM)	3,690	3,807
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2014 (2)(Prere.)	15,000	16,197
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2026 (3)	5,000	4,892
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2027 (3)	7,470	7,268
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2029 (3)	7,890	7,616
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2030 (3)	5,650	5,427
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/2021 (3)	5,225	5,161
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/2022 (3)	10,000	9,752
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/2027 (3)	13,055	12,374
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/2028 (3)	9,290	8,806
San Bernardino CA Multifamily Housing Rev. (Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/2010 (Prere.)	7,000	7,223
San Bernardino County CA Medical Center COP	6.500%	8/1/2017 (1)	17,915	20,039
San Diego CA Community College Dist. GO	5.000%	8/1/2030 (4)	6,000	5,819
San Diego CA USD GO	0.000%	7/1/2015 (3)	5,370	3,839
San Diego CA USD GO	0.000%	7/1/2016 (3)	4,565	3,055
San Diego CA USD GO	5.500%	7/1/2023 (1)	8,205	8,595
San Diego CA USD GO	5.500%	7/1/2024 (1)	10,000	10,450
San Diego CA USD GO	5.500%	7/1/2024 (4)	14,015	14,742
San Diego CA USD GO	5.500%	7/1/2025 (1)	9,000	9,421
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2008 (3)(Prere.)	14,290	14,501
San Diego CA Water Auth. Rev. COP	5.000%	5/1/2017	2,300	2,330
San Diego County CA COP	5.250%	10/1/2021	1,485	1,493
San Diego County CA COP	5.000%	2/1/2028 (2)	2,000	1,873
San Diego County CA COP	5.250%	10/1/2028	2,745	2,648
San Diego County CA COP	5.000%	2/1/2030 (2)	2,345	2,177
San Diego County CA COP	5.375%	10/1/2041	8,545	8,143
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/2010 (2)	6,370	6,911
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/2011 (2)	7,455	8,291
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2012 (1)(Prere.)	4,305	4,644
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2012 (1)(Prere.)	4,770	5,146
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2012 (1)(Prere.)	5,020	5,415
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2021 (1)	12,385	5,828
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2024 (1)	15,000	5,594
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2025 (1)	18,250	6,302
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2030 (1)	7,000	1,680
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2031 (1)	11,950	2,687
San Jose CA Airport Rev.	5.000%	3/1/2033 (2)	15,000	14,045
San Jose CA Redev. Agency	5.000%	8/1/2010 (1)(Prere.)	1,525	1,614
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)(ETM)	2,915	3,186
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)	5,930	6,398
San Jose CA Redev. Agency	5.000%	8/1/2026 (1)	37,955	35,622
San Juan CA USD GO	0.000%	8/1/2013 (4)	2,220	1,805
San Juan CA USD GO	0.000%	8/1/2014 (4)	2,610	2,012
San Juan CA USD GO	0.000%	8/1/2016 (4)	2,000	1,365
San Juan CA USD GO	0.000%	8/1/2018 (4)	1,785	1,068
San Juan CA USD GO	0.000%	8/1/2019 (4)	2,210	1,239
San Juan CA USD GO	0.000%	8/1/2020 (4)	4,930	2,580
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2011 (Prere.)	2,575	2,763
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2011 (Prere.)	1,000	1,073
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/2011 (Prere.)	2,635	2,835
San Mateo County CA Community College Dist. GO	5.000%	9/1/2031	5,000	4,826
San Mateo County CA Community College Dist. GO	5.000%	9/1/2038	14,715	13,987
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/2013 (1)	14,560	15,859
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/1/2021 (1)	3,500	3,515
San Ramon Valley CA USD GO	0.000%	7/1/2009 (3)	4,895	4,708
San Ramon Valley CA USD GO	0.000%	7/1/2010 (3)	7,050	6,550
San Ramon Valley CA USD GO	0.000%	7/1/2012 (3)	6,645	5,629
San Ramon Valley CA USD GO	0.000%	7/1/2013 (3)	7,430	5,970
San Ramon Valley CA USD GO	0.000%	7/1/2014 (3)	8,290	6,291
San Ramon Valley CA USD GO	0.000%	7/1/2015 (3)	5,605	4,007
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/2016 (1)	5,345	6,071
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/2017 (1)	2,000	2,282
Santa Clara CA Electric Rev.	5.250%	7/1/2019 (1)	2,200	2,252
Santa Clara CA Electric Rev.	5.250%	7/1/2020 (1)	1,550	1,575
Santa Clara CA Electric Rev.	5.000%	7/1/2021 (1)	4,895	4,885
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	4,485	4,682
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2013 (2)	5,050	5,299
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2014 (2)	5,325	5,587
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2015 (2)	5,620	5,897
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/2015	11,375	12,036
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/2016	11,940	12,555
Santa Monica-Malibu CA USD Rev.	0.000%	8/1/2020 (3)	6,715	3,369
Santa Rosa CA Waste Water Rev.	6.000%	7/2/2015 (2)	7,000	7,554
Santa Rosa CA Waste Water Rev.	6.000%	9/1/2015 (3)	5,580	6,042
Solano County CA COP	5.250%	11/1/2012 (1)(Prere.)	3,785	4,099
Solano County CA COP	5.250%	11/1/2012 (1)(Prere.)	3,770	4,083
South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/2035 (3)	8,610	8,049
Southern California Public Power Auth. Rev. (Transmission Project)	5.750%	7/1/2021 (1)	220	220
Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/2025	8,505	7,729
Ukiah CA Electric Rev.	6.000%	6/1/2008 (1)	1,030	1,037
Ukiah CA Electric Rev.	6.250%	6/1/2018 (1)	6,000	6,627
Union CA Elementary School Dist. GO	0.000%	9/1/2015 (3)	3,860	2,738
Union CA Elementary School Dist. GO	0.000%	9/1/2016 (3)	1,500	996
Union CA Elementary School Dist. GO	0.000%	9/1/2017 (3)	2,295	1,420
Union CA Elementary School Dist. GO	0.000%	9/1/2018 (3)	1,630	940
Union CA Elementary School Dist. GO	0.000%	9/1/2019 (3)	1,750	938
Union CA Elementary School Dist. GO	0.000%	9/1/2020 (3)	2,300	1,149
Union CA Elementary School Dist. GO	0.000%	9/1/2021 (3)	2,000	926
Univ. of California Rev.	4.750%	5/15/2033	12,425	11,415
Univ. of California Rev.	5.000%	5/15/2033 (2)	30,790	29,224
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2008 (Prere.)	8,485	8,677
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2018 (4)	3,695	3,829
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2019 (4)	3,000	3,062
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/2019 (3)	5,000	5,075
2 Walnut Valley CA USD	6.000%	8/1/2012 (2)(ETM)	1,790	1,991
2 Walnut Valley CA USD	6.000%	8/1/2013 (2)(ETM)	1,980	2,230
2 Walnut Valley CA USD	6.000%	8/1/2014 (2)(ETM)	2,205	2,501
Walnut Valley CA USD	6.000%	8/1/2015 (2)(ETM)	2,470	2,827
Walnut Valley CA USD	6.000%	8/1/2016 (2)(ETM)	2,690	3,092
Washington Township CA Health Care Dist. Rev.	5.000%	7/1/2032	3,000	2,692
Washington Township CA Health Care Dist. Rev.	5.000%	7/1/2037	3,500	3,089
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/2008 (1)(ETM)	3,530	3,564
Yuba City CA USD	0.000%	9/1/2015 (3)	1,870	1,325
Yuba City CA USD	0.000%	9/1/2017 (3)	2,060	1,272
Yuba City CA USD	0.000%	9/1/2019 (3)	2,270	1,216
Outside California:
Puerto Rico GO	5.000%	7/1/2013 (Prere.)	4,025	4,331
Puerto Rico GO	5.250%	7/1/2016 (Prere.)	4,290	4,692
Puerto Rico GO	5.500%	7/1/2016 (1)	10,000	10,724
Puerto Rico GO	5.500%	7/1/2019 (2)	6,500	6,738
Puerto Rico GO	5.250%	7/1/2027	5,710	5,285
Puerto Rico GO	5.000%	7/1/2033	3,475	3,129
Puerto Rico Govt. Dev. Bank VRDO	3.750%	3/7/2008 (1)	10,000	10,000
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2010	5,000	5,199
Puerto Rico Muni. Finance Agency	5.250%	7/1/2019 (11)	2,250	2,283
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	7,000	7,304
Puerto Rico Muni. Finance Agency	5.250%	7/1/2020 (11)	1,300	1,303
Puerto Rico Muni. Finance Agency	5.250%	8/1/2020 (11)	2,255	2,260
Puerto Rico Muni. Finance Agency	5.250%	7/1/2021 (11)	1,445	1,428
Puerto Rico Muni. Finance Agency	5.250%	8/1/2022 (11)	3,000	2,926
Puerto Rico Muni. Finance Agency	5.250%	8/1/2023 (11)	1,000	967
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2014 (Prere.)	75	81
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2033	5,175	4,780
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	16,000	16,638
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2047 (2)	65,000	5,799
Virgin Islands Water & Power Auth. Electric System Rev.	5.000%	7/1/2031	3,500	3,140

Total Municipal Bonds
(Cost $2,915,465)				2,827,868

Other Assets and Liabilities-Net (0.7%)				20,045

Net Assets (100%)				2,847,913

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the value of this security represented 0.2% of net assets.
2	Securities with a value of $6,262,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 29, 2008, the cost of investment securities for tax purposes was $2,929,802,000. Net unrealized depreciation of investment securities for tax purposes was $101,934,000, consisting of unrealized gains of $44,250,000 on securities that had risen in value since their purchase and $146,184,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 29, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(475)	56,347	(1,285)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of February 29, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices		(1,285)

Level 2- Other Significant Observable Inputs	2,827,868

Level 3- Significant Unobservable Inputs

Total	2,827,868	(1,285)

Vanguard California Intermediate-Term Tax-Exempt Fund
Schedule of Investments
February 29, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.1%)

ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/2009 (2)(Prere.)	9,180	9,765
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/2014 (1)	10,150	10,478
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2020 (2)	12,250	6,082
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2029 (2)	30,000	8,029
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2030 (2)	8,000	2,014
Alameda County CA (Medical Center) COP	5.250%	6/1/2008 (1)(ETM)	1,965	1,979
Alameda County CA (Medical Center) COP	5.250%	6/1/2009 (1)(ETM)	2,910	2,957
Alameda County CA (Medical Center) COP	5.250%	6/1/2012 (1)(ETM)	1,595	1,620
Alameda County CA (Medical Center) COP	5.250%	6/1/2013 (1)(ETM)	1,785	1,813
Alameda County CA (Medical Center) COP	5.375%	6/1/2014 (1)(ETM)	1,880	1,910
Alameda County CA (Medical Center) COP	5.375%	6/1/2015 (1)(ETM)	3,960	4,023
Alameda County CA COP	5.375%	12/1/2010 (1)	2,000	2,097
Alameda County CA COP	5.375%	12/1/2012 (1)	11,000	11,736
Alameda County CA COP	5.375%	12/1/2013 (1)	13,930	14,812
Alameda County CA COP	5.375%	12/1/2014 (1)	4,790	5,073
Alameda County CA COP	5.375%	12/1/2015 (1)	1,500	1,589
Anaheim CA Public Finance Auth. Electric System Rev.	5.250%	10/1/2014 (4)	2,330	2,500
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2015 (4)	4,010	4,203
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2016 (4)	5,000	5,204
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2016 (1)	1,915	2,005
Anaheim CA Public Finance Auth. Electric System Rev.	5.250%	10/1/2017 (4)	2,750	2,938
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2020 (1)	4,210	4,309
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2021 (1)	4,425	4,486
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2022 (1)	4,660	4,673
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2024 (1)	5,175	5,100
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2025 (1)	5,450	5,337
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	1,250	1,358
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	2,235	2,429
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	1,000	1,087
Antioch CA Public Finance Auth. Reassessment Rev.	5.000%	9/2/2013 (2)	10,030	10,114
Bakersfield CA WasteWater Rev.	5.000%	9/15/2024 (4)	7,600	7,558
Bakersfield CA WasteWater Rev.	5.000%	9/15/2025 (4)	10,065	9,960
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/2017 (3)	50,000	51,921
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/2017 (2)	32,610	33,863
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2016	6,400	6,837
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2017	12,330	13,073
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2018	21,440	22,460
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2022	11,825	11,887
Burbank CA Public Finance Auth.	5.250%	12/1/2012 (2)	3,540	3,757
Burbank CA Public Finance Auth.	5.250%	12/1/2013 (2)	4,615	4,907
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2011 (3)	2,465	2,186
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2012 (3)	2,525	2,132
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2013 (3)	2,590	2,074
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2014 (3)	2,655	2,007
California County CA Tobacco Securitization Agency	0.000%	6/1/2021	15,000	11,144
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/2012 (3)	3,640	3,906
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2014	360	401
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2015	380	424
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2016	400	446
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.600%	10/1/2009	1,260	1,288
California GO	5.750%	12/1/2009 (3)	11,765	12,361
California GO	5.750%	2/1/2011 (3)	6,500	6,941
California GO	5.375%	4/1/2012 (Prere.)	6,970	7,544
California GO	5.000%	6/1/2012	16,280	17,181
California GO	5.375%	4/1/2015	125	132
California GO	5.250%	2/1/2018 (1)	5,000	5,321
California GO	5.000%	9/1/2018	34,300	34,950
California GO	5.000%	8/1/2019	30,000	30,199
California GO	5.000%	9/1/2019	35,100	35,359
California GO	5.000%	3/1/2020	55,385	55,227
California GO	5.000%	8/1/2020	10,000	9,967
California GO	5.000%	6/1/2022	13,260	12,851
California GO	5.000%	9/1/2023	12,120	11,603
California GO	5.000%	12/1/2023	5,000	4,784
California GO	5.000%	8/1/2024 (4)	37,225	36,894
California GO	5.000%	11/1/2024	10,000	9,489
California GO	5.000%	12/1/2025	21,015	19,946
California GO	5.250%	11/1/2027	4,000	3,899
California GO	5.000%	6/1/2032	40,000	37,488
California GO (Kindergarten-Univ.) VRDO	3.850%	3/3/2008 LOC	3,900	3,900
California GO VRDO	2.900%	3/3/2008 LOC	10,000	10,000
California GO VRDO	3.000%	3/3/2008 LOC	2,100	2,100
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/2016	2,170	2,181
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/2019	1,025	1,001
California Health Fac. Finance Auth. Rev. (California-Nevada Methodist)	5.000%	7/1/2026	1,740	1,590
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2008 (1)	2,230	2,253
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2009 (1)	2,425	2,478
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2010 (1)	2,080	2,126
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2011 (1)	2,675	2,734
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2012 (1)	2,465	2,519
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2014	4,000	4,145
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2016	2,000	2,034
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2017	4,585	4,626
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2009 (4)(ETM)	6,290	6,454
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	0.000%	10/1/2009 (1)	7,140	6,828
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/2009 (2)(ETM)	10,525	10,778
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2010 (4)(ETM)	5,310	5,446
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2011 (4)(ETM)	7,250	7,436
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/2016 (ETM)	5,000	5,117
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2014 (2)	2,280	2,401
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2015 (2)	2,245	2,340
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2016 (2)	2,515	2,633
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2017 (2)	2,630	2,693
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.500%	7/1/2010 (1)	3,570	3,647
California Health Fac. Finance Auth. Rev. (Sisters of Providence)	6.000%	10/1/2009 (2)	4,490	4,697
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2014	2,715	2,796
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2015	3,000	3,059
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2016	6,275	6,346
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012 (4)	1,030	1,053
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012 (4)	5,410	5,528
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	1,300	1,386
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	2,935	3,128
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	2,245	2,393
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum) VRDO	7.050%	3/3/2008 (1)	6,400	6,400
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/2018 (3)	1,785	1,852
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/2019 (3)	1,040	1,070
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/2021 (3)	1,145	1,155
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/2014	2,500	2,656
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/2015	3,500	3,713
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/2016	4,500	4,769
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2010	1,325	1,366
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2011	1,275	1,321
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2012	2,950	3,067
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2013	2,350	2,428
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2014	2,250	2,355
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2015	2,430	2,532
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2016	3,620	3,752
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2017	3,820	3,939
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	3.900%	12/1/2011	9,000	9,165
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	4.000%	12/1/2011	18,395	18,635
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/2013 (2)	18,000	19,586
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/2014 (2)	25,815	27,865
California PCR Financing Auth. Rev. (San Diego Gas & Electric)	5.900%	6/1/2014 (1)	17,135	19,260
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2020	3,895	3,796
California Public Works Board Lease Rev. (California State Univ.)	5.300%	10/1/2015 (2)	6,655	6,800
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2008	7,085	7,130
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2009	9,000	9,252
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2010	4,000	4,154
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2011	3,500	3,666
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2012	5,000	5,236
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2012 (1)	10,625	11,189
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/2018 (2)	27,790	28,458
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2021	10,000	10,260
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2022	10,000	10,197
California Public Works Board Lease Rev. (Dept. of Mental Health)	5.500%	6/1/2017	8,000	8,487
California Public Works Board Lease Rev. (Dept. of Mental Health)	5.500%	6/1/2018	5,000	5,254
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/2018 (3)	10,310	10,702
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/2019 (3)	5,000	5,148
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/2020 (3)	7,670	7,807
California Public Works Board Lease Rev. (Secretary of State)	6.500%	12/1/2008 (2)	5,000	5,147
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/2016 (1)	4,750	4,853
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2010	3,500	3,698
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2011	7,000	7,516
California State Dept. of Water Resources Power Supply Rev.	5.250%	5/1/2012 (1)	10,000	10,627
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/2012 (10)(Prere.)	9,000	9,831
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2013 (2)	16,985	18,315
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/2014	12,500	13,724
California State Dept. of Water Resources Power Supply Rev. VRDO	2.890%	3/3/2008 LOC	1,100	1,100
California State Econ. Recovery Bonds	5.000%	7/1/2009	12,855	13,222
California State Econ. Recovery Bonds	5.000%	7/1/2009	22,000	22,710
California State Econ. Recovery Bonds	5.250%	7/1/2012	33,940	36,608
California State Econ. Recovery Bonds	5.250%	7/1/2013	32,275	35,101
California State Econ. Recovery Bonds	5.000%	7/1/2017 (3)	28,000	28,965
California State Econ. Recovery Bonds PUT	4.000%	3/1/2010	37,180	37,706
California State Econ. Recovery Bonds PUT	5.000%	3/1/2010	55,000	56,838
California State Econ. Recovery Bonds PUT	5.000%	7/1/2010	55,000	57,275
California State Econ. Recovery Bonds PUT	5.000%	7/1/2011	20,000	21,092
California State Univ. Rev. Systemwide	5.375%	11/1/2014 (3)	5,390	5,726
California State Univ. Rev. Systemwide	5.000%	11/1/2022 (2)	21,090	20,959
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.250%	11/1/2016 (3)	15,000	14,430
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.250%	11/1/2016 (3)	25,000	24,050
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/2025	14,975	13,858
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	235	240
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	770	789
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/2008 (1)	1,000	1,008
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/2011 (1)	2,365	2,555
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2011	2,155	2,215
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2012	1,500	1,546
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2013	1,250	1,284
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2022	5,155	4,701
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2024	5,000	4,612
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2025	2,390	2,193
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/2008	1,440	1,440
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013	5,545	5,500
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/2011	8,750	8,704
California Statewide Community Dev. Auth. Rev. (Lodi Memorial Hospital)	5.000%	12/1/2022	8,000	7,645
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/2013 (2)	1,530	1,547
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/2014 (2)	1,610	1,628
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2013	6,920	7,482
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2014	5,335	5,710
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2015	7,780	8,254
California Statewide Community Dev. Auth. Rev. (Sherman Oaks Foundation)	5.500%	8/1/2015 (2)	4,685	5,093
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.500%	8/1/2010 (2)	3,095	3,350
Clovis CA USD GO	0.000%	8/1/2012 (3)	4,715	3,981
Clovis CA USD GO	0.000%	8/1/2018 (3)	3,645	2,111
Clovis CA USD GO	0.000%	8/1/2025 (3)	11,630	4,124
Compton CA USD GO	5.250%	9/1/2013 (1)(Prere.)	1,295	1,412
Compton CA USD GO	5.250%	9/1/2013 (1)(Prere.)	1,645	1,794
Compton CA USD GO	5.250%	9/1/2013 (1)(Prere.)	1,460	1,592
Contra Costa County CA Public Financing Lease Rev.	5.000%	6/1/2022 (1)	15,300	14,888
Culver City CA Redev. Financing Auth.	5.375%	11/1/2016 (4)	3,260	3,431
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/2017 (3)	2,100	2,225
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/2018 (3)	2,280	2,385
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/2019 (3)	2,000	2,073
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2021 (2)	2,145	2,100
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2023 (2)	2,875	2,745
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2024 (2)	3,475	3,289
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2026 (2)	4,480	4,203
1 Foothill/Eastern Corridor Agency California Toll Road Rev.	5.250%	1/15/2013 (1)	5,000	5,144
1 Foothill/Eastern Corridor Agency California Toll Road Rev.	5.375%	1/15/2015 (1)	5,000	5,127
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010 (Prere.)	1,235	1,336
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010 (Prere.)	1,150	1,244
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2011	1,330	1,430
2 Foothill-De Anza CA Community College Dist. TOB VRDO	4.000%	3/7/2008 (2)	4,200	4,200
Fremont CA Union High School Dist. GO	5.000%	9/1/2019 (3)	6,000	6,174
Fremont CA Union High School Dist. GO	5.000%	9/1/2020 (3)	2,500	2,547
Fremont CA Union High School Dist. GO	5.000%	9/1/2021 (3)	5,000	5,059
Fremont CA Union High School Dist. GO	5.000%	9/1/2022 (3)	5,000	5,028
Fremont CA Union High School Dist. GO	5.000%	9/1/2023 (3)	1,970	1,964
Glendale CA School Dist. GO	5.750%	9/1/2017 (3)	3,790	3,878
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2013 (2)(Prere.)	6,930	7,307
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2013 (Prere.)	21,480	23,156
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2013 (3)(Prere.)	5,000	5,390
Golden State Tobacco Securitization Corp. California	5.625%	6/1/2013 (Prere.)	9,000	9,755
Golden State Tobacco Securitization Corp. California	6.625%	6/1/2013 (Prere.)	35,820	40,515
Golden State Tobacco Securitization Corp. California	6.750%	6/1/2013 (Prere.)	26,790	30,459
Golden State Tobacco Securitization Corp. California	7.800%	6/1/2013 (Prere.)	25,170	29,796
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2033	17,500	14,431
Golden State Tobacco Securitization Corp. California	6.250%	6/1/2013 (Prere.)	20,000	21,854
Golden State Tobacco Securitization Corp. California	0.000%	6/1/2037	20,000	11,925
Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/2009 (1)	6,905	7,031
Inland Empire Tobacco Securitization Auth. Rev.	4.625%	6/1/2021	10,650	9,904
Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.000%	11/1/2010 (2)	1,470	1,547
Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.000%	11/1/2011 (2)	1,665	1,770
Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.125%	11/1/2012 (2)	2,540	2,732
Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.125%	11/1/2013 (2)	1,870	2,023
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev.	4.600%	9/2/2015 (2)	2,925	3,006
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev.	4.700%	9/2/2016 (2)	3,045	3,120
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2025 (2)	8,645	8,074
Kings River Conservation Dist. California COP	5.000%	5/1/2012	2,715	2,791
Kings River Conservation Dist. California COP	5.000%	5/1/2013	2,315	2,377
Kings River Conservation Dist. California COP	5.000%	5/1/2014	3,500	3,578
Kings River Conservation Dist. California COP	5.000%	5/1/2015	4,345	4,413
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,040	1,130
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,200	1,304
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,380	1,500
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/2018	8,665	8,316
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/2009 (2)	3,735	3,916
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/2010 (2)	3,860	4,137
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/2017 (2)	3,670	3,994
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/2014 (2)	3,435	3,635
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.250%	5/1/2009 (2)(Prere.)	2,035	2,113
Long Beach CA Finance Auth. Rev.	3.464%	11/15/2025	16,845	13,607
Long Beach CA Finance Auth. Rev.	3.484%	11/15/2026	22,025	17,763
Los Angeles CA Community College Dist. GO	5.500%	8/1/2011 (1)(Prere.)	6,250	6,730
Los Angeles CA Community College Dist. GO	5.000%	8/1/2018 (4)	12,355	12,883
Los Angeles CA Community College Dist. GO	5.000%	8/1/2021 (4)	15,000	15,222
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev.	6.000%	8/15/2010 (1)	10,975	11,767
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev.	6.125%	8/15/2011 (1)	1,300	1,425
Los Angeles CA COP	5.000%	4/1/2014 (2)	1,435	1,496
Los Angeles CA COP	5.000%	4/1/2015 (2)	1,560	1,612
Los Angeles CA COP	5.000%	4/1/2016 (2)	1,725	1,771
Los Angeles CA COP	5.000%	4/1/2018 (2)	1,950	1,975
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/2011 (1)	13,255	13,856
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/2013 (1)	10,500	11,051
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/2013 (1)(ETM)	3,500	3,578
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2015 (1)	4,600	4,850
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/2015 (1)(ETM)	10,000	10,215
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/2017 (1)(ETM)	7,600	7,763
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2019 (4)	17,000	17,617
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2022 (4)	13,530	13,587
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2023 (4)	20,605	20,666
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2024	11,475	11,311
Los Angeles CA GO	5.250%	9/1/2012 (3)	2,000	2,164
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	9/1/2012 (3)	7,480	7,919
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	8/1/2025 (3)	7,725	7,390
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	8/1/2028 (3)	8,980	8,412
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/2021 (3)	13,330	13,279
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/2022 (3)	13,995	13,734
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/2023 (3)	14,700	14,279
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/2024 (3)	15,435	14,878
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,235
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,235
Los Angeles CA USD GO	5.000%	7/1/2010	10,840	11,353
Los Angeles CA USD GO	5.500%	7/1/2010 (3)(Prere.)	9,160	9,699
Los Angeles CA USD GO	5.000%	7/1/2011	13,325	14,113
Los Angeles CA USD GO	5.500%	7/1/2011 (1)	16,525	17,773
Los Angeles CA USD GO	4.500%	7/1/2012 (4)	5,515	5,794
Los Angeles CA USD GO	4.500%	7/1/2012 (4)	11,990	12,596
Los Angeles CA USD GO	5.500%	7/1/2012 (1)	5,240	5,700
Los Angeles CA USD GO	6.000%	7/1/2012 (3)	1,470	1,628
Los Angeles CA USD GO	5.000%	7/1/2013 (4)	4,650	5,010
Los Angeles CA USD GO	6.000%	7/1/2013 (3)	3,745	4,201
Los Angeles CA USD GO	5.000%	7/1/2014 (4)	5,000	5,402
Los Angeles CA USD GO	6.000%	7/1/2014 (3)	1,440	1,632
Los Angeles CA USD GO	5.000%	7/1/2016 (4)	3,000	3,198
Los Angeles CA USD GO	5.000%	7/1/2016 (3)	2,000	2,138
Los Angeles CA USD GO	5.000%	7/1/2017 (4)	5,000	5,274
Los Angeles CA USD GO	5.500%	7/1/2017 (3)	10,000	10,987
Los Angeles CA USD GO	5.000%	7/1/2018 (3)	5,000	5,214
Los Angeles CA USD GO	5.000%	7/1/2018 (2)	4,000	4,169
Los Angeles CA USD GO	5.000%	7/1/2018 (4)	1,665	1,751
Los Angeles CA USD GO	5.000%	7/1/2018 (2)	5,000	5,224
Los Angeles CA USD GO	5.000%	7/1/2019 (3)	5,000	5,145
Los Angeles CA USD GO	5.000%	7/1/2019 (3)	7,000	7,238
Los Angeles CA USD GO	5.000%	7/1/2020 (2)	14,135	14,468
Los Angeles CA USD GO	5.000%	7/1/2021 (2)	15,940	16,167
Los Angeles CA USD GO	5.000%	7/1/2022 (2)	16,760	16,827
Los Angeles CA USD GO	5.000%	7/1/2023 (4)	12,975	13,022
Los Angeles CA USD GO	5.000%	7/1/2023 (4)	23,535	23,621
Los Angeles CA USD GO	5.000%	7/1/2023 (2)	6,000	5,968
Los Angeles CA USD GO	5.000%	7/1/2024 (4)	6,745	6,737
Los Angeles CA USD GO	5.000%	7/1/2024 (4)	17,210	17,190
Los Angeles County CA Capital Asset Leasing Corp. Rev.	6.000%	12/1/2011 (2)	2,360	2,595
Los Angeles County CA Capital Asset Leasing Corp. Rev.	6.000%	12/1/2013 (2)	2,760	3,113
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	6.000%	7/1/2011 (2)	2,745	2,992
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.250%	7/1/2014 (4)	14,000	14,931
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/2016 (4)	8,410	8,935
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/2017 (4)	10,000	10,547
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2014 (1)	24,180	25,708
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	10/1/2015 (4)	10,000	10,781
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2015 (1)	8,540	9,020
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/2016 (4)	4,000	4,367
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/2017 (4)	7,000	7,582
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/2019 (4)	7,500	8,000
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2019 (1)	4,860	4,925
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2020 (1)	6,155	6,182
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2021 (1)	6,460	6,428
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2022 (1)	6,790	6,651
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2023 (1)	2,175	2,108
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2024 (1)	3,095	2,976
Los Angeles County CA Schools COP	0.000%	8/1/2011 (2)(ETM)	1,945	1,730
Los Angeles County CA Schools COP	0.000%	8/1/2013 (2)(ETM)	2,010	1,618
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/2008 (ETM)	2,000	2,037
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2012	21,495	23,050
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2023	3,345	3,367
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2024	7,290	7,306
Metro. Water Dist. of Southern California Rev. VRDO	3.600%	3/3/2008	1,400	1,400
Modesto CA Irrigation Dist. COP	5.000%	7/1/2017 (1)	3,165	3,224
Modesto CA Irrigation Dist. COP	5.000%	10/1/2021 (2)	2,030	2,015
Modesto CA Irrigation Dist. COP	5.000%	10/1/2022 (2)	2,515	2,465
Modesto CA Irrigation Dist. COP	5.000%	10/1/2023 (2)	2,645	2,563
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/2015 (2)	4,365	4,448
MSR California Public Power Agency Rev. (San Juan Project)	5.000%	7/1/2013 (1)	1,500	1,561
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	2,315	2,691
Mt. Diablo CA USD GO	5.000%	8/1/2015 (4)	2,110	2,233
Mt. Diablo CA USD GO	5.000%	8/1/2016 (4)	2,210	2,338
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	6,895	7,150
New Haven CA USD GO	12.000%	8/1/2012 (4)	3,440	4,658
New Haven CA USD GO	12.000%	8/1/2015 (4)	2,905	4,434
Newark CA USD GO	0.000%	8/1/2010 (4)	1,000	932
Northern California Gas Auth. No. 1 Rev.	3.955%	7/1/2013	19,770	17,235
Northern California Gas Auth. No. 1 Rev.	3.768%	7/1/2017	23,385	19,684
Northern California Power Agency Rev.	5.250%	8/1/2015 (2)	2,000	2,055
Oakland CA COP	5.000%	4/1/2011 (2)	1,855	1,944
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/2012 (2)	3,000	3,160
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/2013 (2)	1,500	1,582
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2013 (3)	3,990	4,270
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2015 (3)	3,790	4,034
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2016 (3)	6,210	6,593
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2020 (2)	14,070	13,835
Oakland CA USD GO	5.000%	8/1/2019 (3)	13,425	13,250
Orange County CA Airport Rev.	5.000%	7/1/2011 (4)	3,165	3,357
Orange County CA Airport Rev.	5.000%	7/1/2017 (4)	1,725	1,819
Orange County CA Airport Rev.	5.000%	7/1/2018 (4)	1,500	1,550
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2014 (1)	1,415	1,497
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2015 (1)	1,485	1,572
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/2016 (1)	1,570	1,670
Orange County CA Local Transp. Auth. Sales Tax Rev.	5.700%	2/15/2011 (2)	15,445	16,572
Orange County CA Recovery COP	6.000%	6/1/2010 (1)(ETM)	3,800	4,062
Orange County CA Sanitation Dist. COP	5.000%	2/1/2018 (4)	7,470	7,790
Orange County CA Sanitation Dist. COP	5.000%	2/1/2019 (4)	7,840	8,096
Palo Alto CA USD GO	5.000%	8/1/2019 (4)	8,585	8,858
Palo Alto CA USD GO	5.000%	8/1/2020 (4)	9,045	9,241
Palo Alto CA USD GO	5.000%	8/1/2021 (4)	9,110	9,245
Palomar Pomerado Health System California Rev.	5.375%	11/1/2010 (1)	2,670	2,762
Palomar Pomerado Health System California Rev.	5.375%	11/1/2012 (1)	7,080	7,309
Pasadena CA Electric Rev.	5.000%	6/1/2017 (1)	2,320	2,409
Pasadena CA Electric Rev.	5.000%	6/1/2018 (1)	2,535	2,578
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/2023 (ETM)	12,215	15,222
Port of Oakland CA Rev.	5.000%	11/1/2011 (3)	5,160	5,422
Port of Oakland CA Rev.	5.000%	11/1/2012 (3)	2,650	2,798
Port of Oakland CA Rev.	5.250%	11/1/2012 (3)(Prere.)	7,150	7,743
Port of Oakland CA Rev.	5.250%	11/1/2012 (3)(Prere.)	5,000	5,415
Port of Oakland CA Rev.	5.250%	11/1/2012 (3)(Prere.)	6,300	6,823
Port of Oakland CA Rev.	5.250%	11/1/2012 (3)(Prere.)	5,000	5,415
Port of Oakland CA Rev.	5.000%	11/1/2019 (1)	7,750	7,936
Port of Oakland CA Rev.	5.000%	11/1/2019 (1)	8,000	8,192
Port of Oakland CA Rev.	5.000%	11/1/2020 (1)	6,400	6,479
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/2016 (10)	5,480	5,914
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/2017 (10)	5,855	6,333
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2010 (2)	3,820	3,966
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2015 (2)	2,835	2,954
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2016 (2)	5,100	5,265
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/2027	12,000	11,128
Redding CA Electric System COP	5.375%	6/1/2014 (2)	1,500	1,503
Redding CA Electric System COP	5.375%	6/1/2015 (2)	1,500	1,503
Redding CA Electric System COP	5.375%	6/1/2016 (2)	2,080	2,084
Riverside CA Electric Rev.	5.375%	10/1/2008 (2)(Prere.)	2,300	2,362
Riverside CA Electric Rev.	5.375%	10/1/2013 (2)	3,595	3,674
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/2018	2,280	2,197
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/2019	10,000	9,470
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/2011 (1)	4,730	4,805
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/2014 (1)	5,500	5,587
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/2015 (1)	5,755	5,846
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/2017 (1)	4,760	4,831
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/2012 (4)(Prere.)	4,395	4,785
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/2014 (1)	4,170	4,376
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/2014 (4)	1,630	1,761
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/2019 (3)	12,860	12,910
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/2020 (3)	13,670	13,557
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/2010 (1)	28,000	29,075
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/2012 (1)	2,185	2,324
Sacramento CA Muni. Util. Dist. Rev.	5.100%	7/1/2013 (2)	2,850	2,906
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/2013 (4)	1,000	1,058
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/2014 (4)	2,500	2,645
Sacramento CA Muni. Util. Dist. Rev.	5.125%	7/1/2015 (1)	8,270	8,435
Sacramento CA Muni. Util. Dist. Rev.	5.000%	7/1/2017 (1)	4,000	4,011
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/2024 (2)	10,000	9,785
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/2010 (1)(ETM)	3,525	3,637
Sacramento County CA Sanitation Dist. Financing Auth.	6.000%	12/1/2013	2,500	2,707
Sacramento County CA Sanitation Dist. Financing Auth.	6.000%	12/1/2015	2,500	2,687
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2017 (3)	1,000	1,051
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2019 (3)	8,000	8,257
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2020 (3)	2,055	2,101
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2021 (3)	6,000	6,081
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2022 (3)	5,495	5,513
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2023 (3)	7,030	6,999
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2025 (3)	5,000	4,919
2 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	3.720%	3/7/2008 (2)	7,000	7,000
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/2013 (2)(Prere.)	1,235	1,327
San Bernardino County CA Justice Center and Airport COP	5.000%	7/1/2014 (1)	5,585	5,927
San Bernardino County CA Medical Center COP	5.500%	8/1/2017 (1)	5,250	5,596
San Bernardino County CA Medical Center COP	6.500%	8/1/2017 (1)	5,000	5,593
San Bernardino County CA Medical Center COP	5.500%	8/1/2022 (1)	8,940	9,320
San Diego CA Community College Dist. GO	5.000%	8/1/2020 (4)	6,830	7,044
San Diego CA Community College Dist. GO	5.000%	8/1/2022 (4)	3,805	3,842
San Diego CA Community College Dist. GO	5.000%	8/1/2023 (4)	5,000	5,018
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/2012 (2)	3,000	3,062
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/2014 (2)	5,680	5,798
San Diego CA USD GO	0.000%	7/1/2009 (3)	6,270	6,030
San Diego CA USD GO	0.000%	7/1/2014 (3)	3,400	2,580
San Diego CA USD GO	5.000%	7/1/2015 (4)(Prere.)	15,250	16,462
San Diego CA USD GO	5.000%	7/1/2015 (4)(Prere.)	10,000	10,795
San Diego CA USD GO	5.000%	7/1/2015 (4)(Prere.)	9,200	9,931
San Diego CA USD GO	5.500%	7/1/2017 (1)	2,895	3,161
San Diego CA USD GO	0.000%	7/1/2018 (3)	9,500	5,526
San Diego CA USD GO	5.500%	7/1/2020 (4)	9,490	10,245
San Diego CA USD GO	5.500%	7/1/2020 (1)	11,390	12,207
San Diego CA USD GO	5.500%	7/1/2021 (4)	11,470	12,283
San Diego CA USD GO	5.500%	7/1/2022 (4)	12,790	13,573
San Diego CA USD GO	5.500%	7/1/2023 (4)	9,210	9,729
San Diego CA USD GO	5.500%	7/1/2027 (4)	20,000	20,601
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2015 (3)	6,215	6,656
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2016 (3)	7,880	8,404
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2017 (3)	14,005	14,823
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2018 (3)	14,690	15,433
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2021 (3)	6,725	6,844
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2022 (3)	7,075	7,117
San Diego County CA COP	5.000%	2/1/2022 (2)	2,000	1,961
San Diego County CA COP	5.000%	2/1/2024 (2)	1,500	1,444
San Diego County CA COP	5.000%	2/1/2026 (2)	1,000	950
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/2014 (2)	2,860	2,949
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/2017 (2)	1,000	1,030
San Francisco CA City & County GO (Laguna Honda Hosp.)	5.000%	6/15/2016 (2)	8,000	8,435
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2008 (4)(Prere.)	2,020	2,050
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2012 (1)(Prere.)	4,015	4,331
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2013 (1)	2,430	2,557
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2014 (1)	3,185	3,332
San Francisco CA City & County International Airport Rev.	5.000%	5/1/2027 (3)	13,075	12,365
San Francisco CA City & County Redev. Agency Lease Rev. (Moscone Center)	5.000%	7/1/2016 (4)	3,270	3,449
San Francisco CA City & County Water Rev.	5.000%	11/1/2017 (1)	4,865	5,051
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2011 (1)	7,140	6,450
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2014 (1)	5,500	4,227
San Jose CA Airport Rev.	5.375%	3/1/2013 (4)	4,945	5,345
San Jose CA Airport Rev.	5.375%	3/1/2014 (4)	7,550	8,106
San Jose CA Airport Rev.	5.375%	3/1/2015 (4)	7,950	8,542
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/2013 (1)	9,570	9,979
San Jose CA Redev. Agency	5.250%	8/1/2013 (1)	5,000	5,326
San Jose CA Redev. Agency	5.250%	8/1/2014 (1)	5,000	5,333
San Jose CA Redev. Agency	5.000%	8/1/2022 (2)	13,705	13,304
San Jose CA Redev. Agency	5.000%	8/1/2023 (2)	40,000	38,370
San Jose CA Redev. Agency	5.000%	8/1/2024 (1)	53,360	50,762
San Jose CA Redev. Agency	5.000%	8/1/2025 (1)	24,980	23,601
San Jose CA USD GO	5.250%	8/1/2010 (4)(Prere.)	2,540	2,703
San Jose CA USD GO	5.250%	8/1/2010 (4)(Prere.)	2,790	2,969
San Juan CA USD GO	5.500%	8/1/2010 (3)(Prere.)	1,930	2,065
San Juan CA USD GO	5.500%	8/1/2010 (3)(Prere.)	1,950	2,087
San Juan CA USD GO	5.600%	8/1/2010 (3)(Prere.)	2,745	2,944
San Juan CA USD GO	5.600%	8/1/2010 (3)(Prere.)	2,685	2,879
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/2011 (Prere.)	1,000	1,060
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/2011 (Prere.)	2,045	2,181
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/2011 (Prere.)	2,225	2,376
San Mateo CA Union High School Dist. GO	0.000%	9/1/2010 (3)	1,200	1,110
San Mateo CA Union High School Dist. GO	0.000%	9/1/2012 (3)	1,180	995
San Mateo CA Union High School Dist. GO	0.000%	9/1/2013 (3)	1,715	1,372
San Mateo CA Union High School Dist. GO	0.000%	9/1/2014 (3)	1,500	1,134
San Mateo County CA Community College Dist. GO	5.375%	9/1/2015 (3)	1,300	1,388
San Mateo County CA Community College Dist. GO	5.375%	9/1/2018 (3)	1,515	1,600
San Mateo County CA Community College Dist. GO	0.000%	9/1/2021 (1)	4,645	2,213
San Mateo County CA Community College Dist. GO	0.000%	9/1/2022 (1)	5,675	2,519
San Mateo County CA Community College Dist. GO	0.000%	9/1/2024 (1)	2,825	1,092
San Mateo County CA Community College Dist. GO	0.000%	9/1/2025 (1)	4,000	1,449
San Mateo County CA Community College Dist. GO	5.000%	9/1/2026	3,170	3,136
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/2009 (4)(Prere.)	4,275	4,447
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/2009 (4)(Prere.)	1,865	1,940
Santa Ana CA Community Redev. Agency Tax Allocation (South Main Street)	5.000%	9/1/2018 (3)	2,685	2,713
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/2009 (1)	3,040	3,131
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/2010 (1)	1,600	1,647
Santa Barbara County CA COP	5.250%	12/1/2012 (2)	1,000	1,072
Santa Barbara County CA COP	5.250%	12/1/2013 (2)	2,355	2,523
Santa Barbara County CA COP	5.250%	12/1/2015 (2)	1,065	1,136
Santa Barbara County CA COP	5.250%	12/1/2016 (2)	1,760	1,874
Santa Clara CA Electric Rev.	5.250%	7/1/2017 (1)	1,475	1,559
Santa Clara CA Electric Rev.	5.250%	7/1/2018 (1)	1,720	1,777
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/2010 (2)	4,500	5,021
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2011 (2)	4,535	4,781
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/2011 (2)	1,000	1,147
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2012 (2)	4,785	5,022
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/2017	11,540	12,006
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/2018	10,000	10,305
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/2008 (2)	3,345	3,381
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/2009 (2)	3,860	3,944
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/2009 (1)	2,000	2,123
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/2010 (2)	2,245	2,294
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/2010 (1)	4,630	5,086
Solano County CA COP	5.000%	11/1/2017 (1)	4,110	4,266
Solano County CA COP	5.000%	11/1/2018 (1)	3,810	3,906
Solano County CA COP	5.000%	11/1/2019 (1)	3,995	4,060
Solano County CA COP	5.000%	11/1/2020 (1)	4,195	4,218
Solano County CA COP	5.000%	11/1/2021 (1)	4,405	4,383
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2008 (1)	5,610	5,736
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2009 (1)	5,000	5,308
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2010 (1)	3,300	3,618
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2011 (1)	3,490	3,925
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/2012 (4)	5,605	5,816
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/2013 (2)	2,290	2,333
South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/2031 (3)	7,255	6,798
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/2023	5,250	4,981
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/2024	5,000	4,693
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/2025	5,000	4,656
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/2026	2,500	2,315
Southern California Public Power Auth. Rev. (San Juan Unit)	5.500%	1/1/2013 (4)	3,500	3,830
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2015 (4)	1,855	1,963
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2016 (4)	1,930	2,042
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2017 (4)	2,015	2,132
Temecula Valley CA USD	6.000%	8/1/2008 (4)	1,370	1,391
Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/2025	10,935	9,937
Tulare County CA COP	5.000%	8/15/2015 (1)	6,460	6,819
Univ. of California Regents	5.000%	5/15/2019 (1)	5,075	5,134
Univ. of California Regents	5.000%	5/15/2020 (1)	5,065	5,072
Univ. of California Rev.	3.000%	5/15/2011	1,235	1,234
Univ. of California Rev.	3.000%	5/15/2012	2,000	1,982
Univ. of California Rev.	5.000%	5/15/2017 (4)	33,320	35,139
Univ. of California Rev.	5.000%	5/15/2018 (4)	3,000	3,107
Univ. of California Rev.	5.000%	5/15/2018 (4)	10,000	10,469
Univ. of California Rev.	5.000%	5/15/2019 (4)	19,875	20,563
Univ. of California Rev.	5.000%	5/15/2020 (4)	30,900	31,769
Univ. of California Rev.	5.000%	5/15/2021 (4)	14,915	15,196
Univ. of California Rev.	5.000%	5/15/2022 (4)	11,910	12,013
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2008 (Prere.)	1,000	1,023
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/2009 (3)(Prere.)	3,150	3,289
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2014 (4)	4,290	4,517
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2015 (4)	4,515	4,754
Ventura County CA Community College Dist. GO	5.000%	8/1/2016 (1)	3,100	3,269
Ventura County CA Community College Dist. GO	5.000%	8/1/2017 (1)	2,300	2,408
Ventura County CA COP Public Finance Auth.	5.375%	8/15/2013 (4)	4,320	4,449
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,350	1,467
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,695	1,842
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,455	1,581
Vista CA USD GO	5.375%	8/1/2015 (4)	150	161
Vista CA USD GO	5.375%	8/1/2016 (4)	190	204
Vista CA USD GO	5.375%	8/1/2017 (4)	160	171
Western Placer County CA USD PUT	3.625%	12/1/2009 (4)	8,500	8,660
Outside California:
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.000%	7/1/2009 (1)	5,250	5,456
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/2012 (1)	1,000	1,086
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2010	7,500	7,766
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/2010 (4)(Prere.)	4,000	4,283
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/2010 (4)(Prere.)	2,700	2,891
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2011	12,500	13,021
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/2011 (4)	6,050	6,411
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/2012 (1)	8,235	8,946
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2024 (3)	10,765	10,443
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2025 (1)	10,000	9,700
Puerto Rico GO	5.000%	7/1/2008 (ETM)	500	504
Puerto Rico GO	6.500%	7/1/2011 (1)	2,500	2,729
Puerto Rico GO	5.250%	7/1/2023	5,000	4,737
Puerto Rico Govt. Dev. Bank VRDO	3.750%	3/7/2008 (1)	16,900	16,900
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2013 (1)	2,250	2,372
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2021 (3)	5,000	5,063
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2022 (3)	12,000	12,011
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2023 (3)	5,835	5,799
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2023 (2)	12,670	12,591
Puerto Rico Muni. Finance Agency	5.625%	8/1/2010 (4)	17,775	18,587
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011 (4)	13,560	14,158
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011 (4)	7,750	8,092
Puerto Rico Muni. Finance Agency	5.000%	7/1/2014 (11)	1,360	1,423
Puerto Rico Muni. Finance Agency	5.250%	7/1/2016 (11)	1,400	1,473
Puerto Rico Muni. Finance Agency	5.250%	8/1/2017 (4)	16,310	17,488
Puerto Rico Muni. Finance Agency	5.250%	7/1/2018 (11)	1,000	1,024
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	20,000	20,798
Univ. of Puerto Rico Rev.	5.200%	6/1/2010 (1)(Prere.)	1,215	1,275
Univ. of Puerto Rico Rev.	5.750%	6/1/2010 (1)(Prere.)	2,000	2,122
Univ. of Puerto Rico Rev.	5.750%	6/1/2010 (1)(Prere.)	1,000	1,061
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2015	2,200	2,244

Total Municipal Bonds
(Cost $4,468,963)				4,346,161

Other Assets and Liabilities - Net (0.9%)				40,921

Net Assets (100%)				4,387,082

1	Securities with a value of $7,185,000 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of these securities was $11,200,000, representing 0.3% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 29, 2008, the cost of investment securities for tax purposes was $4,478,466,000. Net unrealized depreciation of investment securities for tax purposes was $132,305,000, consisting of unrealized gains of $25,050,000 on securities that had risen in value since their purchase and $157,355,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 29, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(299)	35,469	(809)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of February 29, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices		(809)

Level 2- Other Significant Observable Inputs	4,346,161

Level 3- Significant Unobservable Inputs

Total	4,346,161	(809)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.